As filed with the Securities and Exchange Commission on December 23, 1997
                                                       Registration No. 33-24856


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       PRE-EFFECTIVE AMENDMENT NO.         [ ]
                       POST-EFFECTIVE AMENDMENT NO. 15     [X]

                                     and/or


                  REGISTRATION STATEMENT UNDER THE INVESTMENT

                               COMPANY ACT OF 1940
                                AMENDMENT NO. 57          [X]
                  -------------------------------------------
                        (Check appropriate box or boxes)

                           WRL SERIES ANNUITY ACCOUNT
                           --------------------------
                           (Exact Name of Registrant)

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                  ------------------------------------------
                               (Name of Depositor)

                               201 HIGHLAND AVENUE
                              LARGO, FLORIDA 33770
        ---------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)


              Depositor's Telephone Number, including Area Code:
                                (813) 585-6565

                             -----------------------

                             THOMAS E. PIERPAN, ESQ.
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               201 HIGHLAND AVENUE
                              LARGO, FLORIDA 33770
                 --------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                             -----------------------

It is proposed that this filing will become effective (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on DECEMBER 31, 1997, pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on DATE, pursuant to paragraph (a) of Rule 485

                           WRL SERIES ANNUITY ACCOUNT
                       POST-EFFECTIVE AMENDMENT NO. 15 TO
                        REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933 ON FORM N-4


                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

FORM N-4 ITEM                                                   PROSPECTUS CAPTION
-------------                                                   ------------------

1.   Cover Page.............................................    Cover Page

2.   Definitions............................................    Definitions of Special Terms

3.   Synopsis or Highlights.................................    Summary

4.   Condensed Financial
     Information............................................   Condensed Financial Information

5.   General Description of
     Registrant, Depositor,
     and Portfolio Companies................................   Western Reserve,  the Series Account,  and the
                                                               Fund; Voting Rights

6.   Deductions............................................    Charges and Deductions;
                                                               Distribution of the Contracts

7.   General Description of
     Variable Annuity Contracts............................    Western Reserve, the Series
                                                               Account, and the Fund; The
                                                               Contract; Statement of
                                                               Additional Information

8.   Annuity Period........................................    The Contract - Annuity Provisions

9.   Death Benefit.........................................    The Contract - Accumulation
                                                               Provisions - Death Benefits
                                                               during the Accumulation Period;
                                                               The Contract - Annuity
                                                               Provisions - Death Benefits
                                                               after the Maturity Date

10.  Purchases and Contract
     Value.................................................    The Contract - Accumulation
                                                               Provisions - Purchase Payments,
                                                               Net Purchase Payments,
                                                               Accumulation Unit Value;
                                                               Distribution of the Contracts


                                      (i)



FORM N-4 ITEM                                                 PROSPECTUS CAPTION
-------------                                                 ------------------

11. Redemptions............................................   The Contract - Accumulation
                                                              Provisions - Partial Withdrawals
                                                              and Surrenders; Other Matters
                                                              Relating to the Contract -
                                                              Twenty Day Free Look

12. Taxes..................................................   Federal Tax Matters

13. Legal Proceedings......................................   Legal Proceedings

14. Table of Contents of the
    Statement of Additional Information....................   Statement of Additional
                                                              Information


                                                              STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                                 INFORMATION CAPTION
-------------                                                 -----------------------

15. Cover Page.............................................   Cover Page

16. Table of Contents......................................   Table of Contents

17. General Information and
    History................................................   Not Applicable

18. Services...............................................   Custodian; Independent
                                                              Accountants

19. Purchase of Securities Being
    Offered................................................   Addition, Deletion, and
                                                              Substitution of Investments

20. Underwriters...........................................   Distribution of Contracts

21. Calculation of Performance
    Data...................................................   Calculation of Performance
                                                              Related Information

22. Annuity Payments.......................................   No Applicable

23. Financial Statements...................................   Financial Statements


                                      (ii)

                        SUPPLEMENT DATED JANUARY 1, 1998
                                       TO
                          PROSPECTUS DATED MAY 1, 1997,
                         AS SUPPLEMENTED AUGUST 20, 1997

                          WRL FREEDOM VARIABLE ANNUITY
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     Effective January 2, 1998, the Fund will offer a new investment option. This new option is the Third Avenue Value Portfolio ("Portfolio"). The investment objective and policy of the Portfolio are summarized below. There is no assurance that the Portfolio will achieve its stated objective. Also, effective January 2, 1998, the Short-to-Intermediate Government Portfolio is no longer available as an investment option of the Fund; the Bond Portfolio will have a change of Sub-Adviser from Janus Capital Corporation to AEGON USA Investment Management, Inc.; and the Bond and C.A.S.E. Growth Portfolios will each have a change to their investment objective. For more detailed information, including a description of risks, see the prospectus for the Fund, which should be read carefully.

THE FOLLOWING INFORMATION MODIFIES THE INFORMATION PROVIDED ON PAGE 5 OF THE PROSPECTUS UNDER THE HEADING "SUMMARY - SUMMARY OF CHARGES AND EXPENSES":

FUND ANNUAL EXPENSES* (as a % of Fund average net assets)

                                   THIRD AVENUE            BOND
                                 VALUE PORTFOLIO**       PORTFOLIO***
                                 -----------------       ------------

   Management Fees                     0.80%               0.50%
   Other Expenses                      0.13%               0.14%
      (After Reimbursement)
   Total Fund Annual Expenses          0.93%               0.64%

   * Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI seeking reimbursement, Policyowners will be notified in advance.
  ** Because the Value Equity and Global Sector Portfolios commenced operations on May 1, 1996, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are annualized Because the International Equity and U.S. Equity Portfolios commenced operations on January 2, 1997, and the Third Avenue Value Portfolio commenced operations on January 2, 1998, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates.
  ***Effective January 1, 1998, the management fees for the Bond Portfolio will be reduced from 0.50% to 0.45% of the Portfolio's average daily net assets. On December 16, 1997, Western Reserve received an Order from the Securities and Exchange Commission ("SEC") approving the substitution of shares of the Bond Portfolio for shares of the Short-to-Intermediate Government Portfolio. On or about December 16, 1997, the substitution was effected in accordance with the SEC Order. As a result of the substitution, investments in the former Short-to-Intermediate Government Sub-Account was liquidated.

THE FOLLOWING MODIFIES AND SUPPLEMENTS THE INFORMATION ON PAGES 6 AND 7 OF THE PROSPECTUS UNDER THE HEADING "SUMMARY - SUMMARY OF CHARGES AND EXPENSES - EXAMPLES":

     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If you surrender your Contract at the end of the applicable time period:

                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ------    -------    -------    --------

   Third Avenue Value Sub-Account     74        123        N/A        N/A

2. If you annuitize or do not surrender at the end of the applicable time period (note annuitization is not available before the fifth anniversary):

                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                    ------    -------    -------    --------

   Third Avenue Value Sub-Account      19        60        N/A         N/A

THE FOLLOWING INFORMATION MODIFIES AND REPLACES INFORMATION PROVIDED ON PAGE 16 OF THE PROSPECTUS UNDER THE HEADING "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND - WRL SERIES FUND, INC.":

     The Fund currently has seventeen Portfolios, sixteen of which are offered under this Contract: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return Portfolio, Bond Portfolio, Growth & Income Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio, U.S. Equity Portfolio and Third Avenue Value Portfolio.

     On or about December 16, 1997, after receiving an Order from the SEC, Western Reserve redeemed shares of the Short-to-Intermediate Government Portfolio held by the Short-to-Intermediate Government Sub-Account and purchased shares of the Bond Portfolio with the proceeds. Immediately following the substitution of shares, the assets of the Short-to-Intermediate Government Sub-Account were transferred to the Bond Sub-Account, thereby consolidating the Short-to-Intermediate Government Sub-Account into the Bond Sub-Account. The Portfolio substitution and Sub-Account consolidation took place at net asset value with no change in the amount of any Owner's benefits or Annuity Value. Western Reserve and its affiliates did not receive any compensation or remuneration as a result of this transaction.

   BOND PORTFOLIO: Sub-Adviser - AEGON USA Investment Management, Inc.

   THIRD AVENUE VALUE PORTFOLIO: Sub-Adviser - EQSF Advisers, Inc.

THE FOLLOWING INFORMATION REPLACES THE THIRD SENTENCE IN THE FIRST PARAGRAPH ON PAGE 36 OF THE PROSPECTUS UNDER THE HEADING "MINIMUM GUARANTEED AND CURRENT INTEREST RATES":

Western Reserve has no specific formula for determining current interest rates. Som e of the factors that Western Reserve may consider, in its sole discretion, in determining whether to credit interest in excess of the 4% guaranteed rate are: general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors. The Fixed Account Value will not share in the investment performance of the company's general account or any portion thereof.

                           WRL SERIES ANNUITY ACCOUNT
                          WRL FREEDOM VARIABLE ANNUITY

                          PROSPECTUS DATED MAY 1, 1997

     Incorporated by reference herein is the above-referenced Prospectus dated May 1, 1997, as filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 of WRL Series Annuity Account, File No. 33-24856 (April 30, 1997).

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                         WRL FREEDOM VARIABLE ANNUITY

                    Flexible Payment Variable Accumulation
                           Deferred Annuity Contract
                                   Issued By

                  Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                             Largo, Florida 33770
                                (800) 851-9777
                                (813) 585-6565


     This Prospectus describes the WRL Freedom Variable Annuity (the "Contract"), a tax deferred variable annuity issued by Western Reserve Life Assurance Co. of Ohio ("Western Reserve").


     The Contract provides for accumulation of Contract Values on a variable basis, a guaranteed basis, or a combination of both. If the variable accumulation basis is chosen, Contract Values will be held in the WRL Series Annuity Account (the "Series Account") and will vary according to the investment performance of the underlying investment portfolios of the WRL Series Fund, Inc. (the "Fund"). If the guaranteed basis is chosen, Contract Values will be allocated to the Fixed Account and earn interest at no less than the minimum guaranteed rate.



     There are currently sixteen Sub-Accounts of the Series Account available through this Contract (in addition to the Fixed Account) and Net Purchase Payments will be allocated to one or more of these investment alternatives as directed by the Owner. The sixteen investment portfolios of the Fund available through this Contract are: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return Portfolio, Bond Portfolio, Growth & Income Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio, U.S. Equity Portfolio and Third Avenue Value Portfolio.


     This Prospectus sets forth information about the Contract that a prospective investor ought to know before investing. Additional information about the Series Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated January 1, 1998, which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from Western Reserve, P.O. Box 9051, Clearwater, FL 34618-9051; telephone number
(800) 851-9777. The table of contents for the Statement of Additional Information appears on page 37 of this Prospectus.



     THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, A BANK OR DEPOSITORY INSTITUTION, AND THE CONTRACT IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.


THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE WRL SERIES FUND, INC. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN ALL STATES. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.



                        Prospectus Dated January 1, 1998

                               TABLE OF CONTENTS



DEFINITIONS OF SPECIAL TERMS ....................................   1
SUMMARY .........................................................   3
CONDENSED FINANCIAL INFORMATION .................................   8
CALCULATION OF YIELDS AND TOTAL RETURNS  ........................  11
OTHER PERFORMANCE DATA ..........................................  12
PUBLISHED RATINGS   .............................................  14
WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND ...............  15
  Western Reserve Life Assurance Co. of Ohio   ..................  15
  WRL Series Annuity Account ....................................  15
  WRL Series Fund, Inc ..........................................  15
CHARGES AND DEDUCTIONS ..........................................  17
  Withdrawal Charge .............................................  17
  Transfer Charge   .............................................  18
  Mortality and Expense Risk Charge   ...........................  18
  Administration Fee   ..........................................  18
  Premium Taxes  ................................................  19
  Deductions for Income Taxes   .................................  19
  Expenses of the Fund ..........................................  19
THE CONTRACT  ...................................................  19
  ACCUMULATION PROVISIONS .......................................  19
   Purchase Payments   ..........................................  19
   Net Purchase Payments  .......................................  20
   Accumulation Units  ..........................................  21
   Transfers to and from, and among Sub-Accounts  ...............  21
   Dollar Cost Averaging  .......................................  22
   Asset Rebalancing Program ....................................  22
   Partial Withdrawals and Surrenders ...........................  23
   Partial Annuitization  .......................................  25
   Contract Loans for 401(a), 401(k), and 403(b) Contracts ......  25
   Death Benefits during the Accumulation Period  ...............  26
  ANNUITY PROVISIONS   ..........................................  27
   Maturity Date and Selection of Annuity Options ...............  27
   Annuity Options  .............................................  27
   Minimum Guaranteed Interest Rates  ...........................  27
   Death Benefits after the Maturity Date   .....................  27
   Improved Annuity Rates .......................................  28
   Proof of Age, Sex, and Survival ..............................  28
OTHER MATTERS RELATING TO THE CONTRACT   ........................  28
  Changes in Purchase Payments  .................................  28
  Twenty Day Free Look ..........................................  28
  Contract Payments .............................................  28
  Ownership   ...................................................  28
  Annuitant and Contingent Annuitant  ...........................  29
  Beneficiary ...................................................  29
  Modification or Waiver  .......................................  29

FEDERAL TAX MATTERS   ................................. 29
  Introduction  ....................................... 29
  Company Tax Status  ................................. 30
  Taxation of Annuities  .............................. 30
  Qualified Plans  .................................... 31
  Additional Considerations ........................... 33
THE FIXED ACCOUNT  .................................... 34
  Minimum Guaranteed and Current Interest Rates  ...... 35
  Fixed Account Value ................................. 35
  Allocations, Transfers and Withdrawals   ............ 35
DISTRIBUTION OF THE CONTRACTS  ........................ 36
VOTING RIGHTS   ....................................... 36
LEGAL PROCEEDINGS  .................................... 36
STATEMENT OF ADDITIONAL INFORMATION  .................. 37

                         DEFINITIONS OF SPECIAL TERMS


     ACCUMULATION PERIOD -- The period between the Contract Date and the Maturity Date while the Contract is in force.


     ACCUMULATION UNIT -- An accounting unit of measure used to calculate Sub-Account values during the Accumulation Period.


     ANNUITANT -- The person named to receive annuity payments.


     ANNIVERSARY -- The same day and month as the Contract Date for each succeeding year the Contract remains in force.


     ATTAINED AGE -- The Issue Age plus the number of completed Contract Years.


     BENEFICIARY -- The person(s) entitled to receive the death benefit proceeds under the Contract.


     CASH VALUE -- The Contract Value less any applicable premium taxes and any contingent deferred sales charge.


     CODE -- The Internal Revenue Code of 1986, as amended.


     CONTINGENT ANNUITANT -- The person named to become the new Annuitant upon the current Annuitant's death during the Accumulation Period if the Owner is then still alive.


     CONTRACT DATE -- The later of the date on which the initial Purchase Payment is received and the date that the properly completed application is received at Western Reserve's administrative office.


     CONTRACT VALUE -- The sum of the Series Account Value and the Fixed Account Value.


     CONTRACT YEAR -- A period of twelve consecutive months beginning on the Contract Date and any Anniversary thereafter.


     DEATH REPORT DAY -- The Valuation Date coincident with or next following the day on which Western Reserve has received both: (1) due proof of death; and
(2) a Written Notice for an election of (a) a single sum payment or (b) an alternative election as provided under the death benefit provision of the Contract.


     FIXED ACCOUNT -- An option under the Contract that provides for accumulation of Contract Values on a guaranteed basis.


     FIXED ACCOUNT VALUE -- The value in the Fixed Account allocable to a Contract.


     FUND -- WRL Series Fund, Inc.


     ISSUE AGE -- The age on the birthday nearest the Contract Date.


     MATURITY DATE -- The date on which the Accumulation Period ends and annuity payments are to commence.


     NET PURCHASE PAYMENT -- The Purchase Payment less any applicable premium taxes.


     NON-QUALIFIED CONTRACTS -- Contracts issued in connection with plans. Non-Qualified Contracts do not qualify for special Federal income tax treatment under the Code.


     OWNER -- The person(s) entitled to exercise all rights under the Contract during the lifetime of the Annuitant. The Annuitant is the Owner unless the application states otherwise, or unless a change of ownership is made at a later time.


     PORTFOLIO -- A separate investment portfolio of the Fund.

     PURCHASE PAYMENTS -- Amounts paid by an Owner or on the Owner's behalf to Western Reserve as consideration for the benefits provided by the Contract.


     QUALIFIED CONTRACTS -- Contracts issued in connection with plans that qualify for special Federal income tax treatment under the Code.


     SERIES ACCOUNT OR SEPARATE ACCOUNT -- WRL Series Annuity Account, a separate investment account composed of several Sub-Accounts established to receive and invest Net Purchase Payments not allocated to the Fixed Account.


     SERIES ACCOUNT VALUE -- The value in the Series Account allocable to a Contract, which value is equal to the total of the values allocable to a Contract in each of the Sub-Accounts.


     SUB-ACCOUNT -- A sub-division of the Series Account that invests exclusively in the shares of a specified Portfolio.


     SURRENDER -- The termination of a Contract at the option of the Owner(s).


     VALUATION DATE -- Each day on which the New York Stock Exchange is open for business.


     VALUATION PERIOD -- The period commencing at the end of one Valuation Date and continuing to the end of the next succeeding Valuation Date.


     WRITTEN NOTICE -- Written Notice means a notice by the Owner to Western Reserve requesting or exercising a right of the Owner as provided in the Contract. In order for a notice to be considered a Written Notice, it must: be in writing, signed by the Owner; be in a form acceptable to Western Reserve; and contain the information and documentation, as determined in Western Reserve's sole discretion, necessary for Western Reserve to take the action requested or for the Owner to exercise the right specified. A Written Notice will not be considered complete until all necessary supporting documentation required or requested by Western Reserve has been received by Western Reserve.

                                    SUMMARY


     This summary provides you with an overview of the tax deferred variable annuity contract offered by Western Reserve and funded by the Series Account and the Fixed Account.


THE CONTRACT

     The Contract is a tax deferred variable annuity contract that may be purchased by submitting a completed application to Western Reserve for its approval. The Contract provides for accumulation of Contract Values on a variable basis, a guaranteed basis, or a combination of both, and for payment of periodic annuity payments on a guaranteed basis. (For information about tax status, see "FEDERAL TAX MATTERS" on pages 29-34.)


TWENTY DAY FREE LOOK


     If an Owner is not satisfied with the Contract, it may be cancelled by returning it within twenty days after receipt together with a written request for cancellation. In such event, Western Reserve will pay the Owner an amount equal to the sum of: (i) the difference, if any, between the Purchase Payments received and the amounts allocated to the Sub-Accounts and the Fixed Account under the Contract; (ii) the amount allocated to the Fixed Account under the Contract; and (iii) the Series Account Value on the date Western Reserve or its agent receives the returned Contract. (In certain states, Western Reserve will refund the Purchase Payments.) (See "OTHER MATTERS RELATING TO THE CONTRACT--Twenty Day Free Look" on page 28.)



THE FUND


     The underlying variable investments for the Contracts are shares of sixteen Portfolios of the Fund: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return Portfolio, Bond Portfolio, Growth & Income Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio, U.S. Equity Portfolio and Third Avenue Value Portfolio. Western Reserve reserves the right to offer additional investment portfolios or mutual funds with differing investment objectives. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND--WRL Series Fund, Inc." on page 15.)



PURCHASE PAYMENTS


     The Owner may make Purchase Payments at such frequency as the Owner elects. The initial Purchase Payment generally must accompany the application, and for Non-Qualified Contracts must be at least $5,000; however, a minimum initial Purchase Payment of $1,000 is allowed provided the application reflects anticipated additional monthly periodic Purchase Payments of at least $100, via electronic funds transfer from the Owner's bank account. For Individual Retirement Annuities ("IRAs"), the minimum initial Purchase Payment is $1,000. For Qualified Contracts other than IRAs, the minimum initial Purchase Payment is $100. For all Contracts, subsequent Purchase Payments must be at least $100, unless Western Reserve consents to a smaller amount. The maximum amount of Purchase Payments that may be made in any Contract Year is $1,000,000, unless Western Reserve consents to a larger amount. Western Reserve reserves the right to reject any Purchase Payment for any reason permitted by law. (See "ACCUMULATION PROVISIONS-- Purchase Payments" on page 19.)



WITHDRAWAL AND SURRENDER PRIVILEGE


     A Contract may be surrendered at any time prior to the Maturity Date, or portions of the Cash Value may be withdrawn after the first Anniversary. The Cash Value may not, however, be reduced by any partial withdrawal to less than $10,000. (See "THE CONTRACT--Partial Withdrawals and Surrenders" on pages 23-24.) For Qualified Contracts issued under Code Section 403(b), certain restrictions will apply.



Moreover, a withdrawal or Surrender may have Federal income tax consequences. (See "FEDERAL TAX MATTERS--Qualified Plans" on pages 31-33.)

WITHDRAWAL CHARGE


     No deductions for sales expenses are made from Purchase Payments. A Withdrawal Charge, which is a contingent deferred sales charge, may, however, be assessed against Contract Values when partially withdrawn or surrendered.


     The length of time from receipt of a Purchase Payment to the time of a partial withdrawal or Surrender of that Purchase Payment determines whether the Withdrawal Charge will be deducted. The charge is a percentage of the amount of each Purchase Payment partially withdrawn or surrendered within five years of its payment. Purchase Payments are considered withdrawn or surrendered on a first-in, first-out basis and Contract Value in excess of aggregate Purchase Payments is considered withdrawn or surrendered before any Purchase Payments. The charge is as follows:


                           Number of Years
                         from Receipt of Each
        Charge             Purchase Payment
----------------------   ---------------------
           5%                     0-5
           0%                 More than 5


     For the first withdrawal or series of Systematic Partial Withdrawals during each Contract Year, the Withdrawal Charge is waived for the first 10% of the Contract Value that otherwise would be subject to the Withdrawal Charge. No Withdrawal Charge will be assessed if Contract Values are applied to any annuity option under the Contract. (See "CHARGES AND DEDUCTIONS--Withdrawal Charge" on page 17.) Additionally, Code Section 72(q) currently imposes a 10% penalty tax on partial withdrawals or Surrenders from Non-Qualified Contracts if such partial withdrawals or Surrenders are made prior to age 591/2 and other exceptions do not apply. (See "FEDERAL TAX MATTERS" on page 29.)




MORTALITY AND EXPENSE RISK CHARGE


     For assuming mortality and expense risks under the Contracts, Western Reserve imposes a 1.25% per annum charge against all Contract Values held in the Series Account. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Charge" on page 18.) This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date.



ADMINISTRATION FEE


     An Administration Fee of $30 is deducted annually on each Contract Anniversary. (See "CHARGES AND DEDUCTIONS--Administration Fee" on page 18.)



PREMIUM TAXES


     No deduction is made for premium taxes unless Western Reserve incurs a premium tax under state law. Certain states impose premium taxes ranging up to 3.5% of Purchase Payments. (See "CHARGES AND DEDUCTIONS--Premium Taxes" on page 19.)



CHARGES BY THE FUND



     The Fund is subject to certain fees, charges and expenses. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND--WRL Series Fund, Inc." on page 15 and the Prospectus for the Fund.) TOTAL FUND ANNUAL EXPENSES FOR THE GLOBAL SECTOR PORTFOLIO EXCEEDS 2.00%.

SUMMARY OF CHARGES AND EXPENSES


     The following table illustrates the charges and deductions under the Contract, as well as the fees and expenses of the Fund.


OWNER TRANSACTION EXPENSES
 Sales Load Imposed on Purchases                                                   None
 Withdrawal Charge
  (as a % of each Purchase Payment withdrawn
  within 5 years of receipt)                                                       5%
 Other Surrender Fees                                                              None
 Transfer Charge
  On first 12 transfers during each Contract Year                                  None
  On each transfer thereafter during same Contract Year                            $10.00
ANNUAL ADMINISTRATION FEE                                                          $30.00 Per
                                                                                   Contract
SEPARATE ACCOUNT ANNUAL EXPENSES (as a % of average Series Account Value)
 Mortality and Expenses Risk Charges                                               1.25%
 Other Account Fees and Expenses                                                   None
 Total Separate Account Annual Expenses                                            1.25%
FUND ANNUAL EXPENSES* (as a % of Fund average net assets)


                           Aggressive      Emerging                                                               International
                             Growth        Growth        Growth        Global        Balanced     U.S. Equity        Equity
                            Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio**      Portfolio**
                           ------------   -----------   -----------   -----------   -----------   -------------   --------------
Management Fees              0.80%          0.80%         0.80%         0.80%         0.80%          0.80%            1.00%
Other Expenses
 (after reimbursement)       0.18%          0.14%         0.08%         0.19%         0.17%          0.25%            0.30%
Total Fund Annual
Expenses                     0.98%          0.94%         0.88%         0.99%         0.97%          1.05%            1.30%



                                              Strategic
                                                Total          Growth &        Money
                                 Bond          Return           Income        Market
                             Portfolio***   Portfolio****   Portfolio*****   Portfolio
                             -------------- --------------- ---------------- -----------
Management Fees                 0.50%             0.80%         0.75%          0.40%
Other Expenses (after
 reimbursement)                 0.14%             0.11%         0.25%          0.12%
Total Fund Annual Expenses      0.64%             0.91%         1.00%          0.52%



                              Tactical                                                 Third
                               Asset        Value      C.A.S.E.                       Avenue
                             Allocation    Equity       Growth      Global Sector      Value
                              Portfolio   Portfolio    Portfolio     Portfolio**    Portfolio**
                             ------------ ----------- ------------- --------------- ------------
Management Fees                0.80%        0.80%           0.80%       1.10%          0.80%
Other Expenses (after
 reimbursement)                0.10%        0.20%           0.20%       1.27%          0.13%
Total Fund Annual Expenses     0.90%        1.00%           1.00%       2.37%          0.93%

----------------
  * Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the Fund. Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundreths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI seeking reimbursement, Policyowners will be notified in advance.
 ** Because the Value Equity and Global Sector Portfolios commenced operations on May 1, 1996, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are annualized. Because the International Equity and U.S. Equity Portfolios commenced operations on January 2, 1997, and the Third Avenue Value Portfolio commenced operations on January 2, 1998, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates.
 *** Effective January 1, 1998, the management fees for the Bond Portfolio will be reduced from 0.50% to 0.45% of the Portfolio's average daily net assets. On December 16, 1997, Western Reserve received an Order from the Securities and Exchange Commission ("SEC") approving the substitution of shares of the Bond Portfolio for shares of the Short-to-Intermediate Government Portfolio. On or about December 16, 1997, the substitution was effected in accordance with the SEC Order. As a result of the substitution, investments in the former Short-to-Intermediate Government Sub-Account were automatically transferred to the Bond Sub-Account and the Short-to-Intermediate Government Sub-Account was liquidated.
 **** Prior to May 1, 1997, this Portfolio was known as Equity-Income.
***** Prior to May 1, 1997, this Portfolio was known as Utility.

     The purpose of the preceding Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account as well as the Portfolios of the Fund for the fiscal year ended December 31, 1996, except that the "Other Expenses" and "Total Fund Annual Expenses" for the International Equity, U.S. Equity and Third Avenue Value Portfolios are estimates. Because the Value Equity and Global Sector Portfolio commenced operations on May 1, 1996, the "Other Expenses" and "Total Fund Annual Expenses" are annualized. Expenses of the Fund may be higher or lower in the future. The Table does not reflect any premium tax which may be applicable. For more information on the charges described in this Table see "CHARGES AND DEDUCTIONS" on pages 17-19 and the Portfolios' Prospectus which accompanies this Prospectus.


     WRL Investment Management, Inc. has undertaken, until at least April 30, 1998, to pay Fund expenses on behalf of the Portfolios to the extent normal operating expenses of a Portfolio exceed the following percentage of a Portfolio's average daily net assets: 0.70% for the Bond and Money Market Portfolios; 1.00% for the Aggressive Growth, Emerging Growth, Growth, Global, Balanced, Strategic Total Return, Growth & Income, Tactical Asset Allocation, Value Equity, C.A.S.E. Growth and Third Avenue Value Portfolios; 1.50% for the International Equity Portfolio; and 1.30% for the U.S. Equity Portfolio. No expense limit applies to the Global Sector Portfolio. In 1996, Western Reserve, the Fund's Investment Adviser prior to January 1, 1997, reimbursed the C.A.S.E. Growth Portfolio in the amount of $73,269 and the Value Equity Portfolio in the amount of $13,672. Without such reimbursement, the total annual Fund expenses during 1996 for the Value Equity Portfolio and the C.A.S.E. Growth Portfolio would have been 1.03% and 1.64%, respectively. See the Fund's prospectus for a description of the expense limitation applicable to each Portfolio.


EXAMPLES



     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


1. If you surrender your Contract at the end of the applicable time period:



                                          1 Year   3 Years   5 Years   10 Years
                                          -------- --------- --------- ---------
  Aggressive Growth Sub-Account             $73      $122      $174      $265
  Emerging Growth Sub-Account                73       121       172       261
  Growth Sub-Account                         72       119       168       254
  Global Sub-Account                         74       122       174       266
  Balanced Sub-Account                       73       122       173       264
  Strategic Total Return Sub-Account         73       120       170       257
  Bond Sub-Account                           70       112       156       230
  Growth & Income Sub-Account                74       123       175       267
  Money Market Sub-Account                   69       108       150       217
  Tactical Asset Allocation Sub-Account      73       120       169       256
  Value Equity Sub-Account                   74       123       175       267
  C.A.S.E. Growth Sub-Account                74       123       175       267
  Global Sector Sub-Account                  87       163       241       395
  International Equity Sub-Account           77       132       190       296
  U.S. Equity Sub-Account                    74       124       177       272
  Third Avenue Value Sub-Account             74       123       N/A       N/A

2. If you annuitize or do not surrender at the end of the applicable time period (note annuitization is not available before the fifth anniversary):



                                          1 Year   3 Years   5 Years   10 Years
                                          -------- --------- --------- ---------
  Aggressive Growth Sub-Account             $23      $ 72      $124      $265
  Emerging Growth Sub-Account                23        71       122       261
  Growth Sub-Account                         22        69       118       254
  Global Sub-Account                         24        72       124       266
  Balanced Sub-Account                       23        72       123       264
  Strategic Total Return Sub-Account         23        70       120       257
  Bond Sub-Account                           20        62       106       230
  Growth & Income Sub-Account                24        73       125       267
  Money Market Sub-Account                   19        58       100       217
  Tactical Asset Allocation Sub-Account      23        70       119       256
  Value Equity Sub-Account                   24        73       125       267
  C.A.S.E. Growth Sub-Account                24        73       125       267
  Global Sector Sub-Account                  37       113       191       395
  International Equity Sub-Account           27        82       140       296
  U.S. Equity Sub-Account                    24        74       127       272
  Third Avenue Value Sub-Account             19        60       N/A       N/A


     The above examples assume that no transfer charges have been assessed. In addition, the examples include the $30 Annual Administration Fee based on an average Series Account Value per Contract of $37,493, which converts that charge into an assumed charge at an annual rate of 0.08% of the Series Account Value.


     THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.


DEATH BENEFIT



     If the Owner or the Annuitant dies before the Maturity Date, a death benefit will be provided, unless certain elections or designations have been made that would keep the Contract in force. After the Maturity Date, death benefits will be paid in accordance with the annuity option then in effect. (See "ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 26 and "ANNUITY PROVISIONS--Death Benefits after the Maturity Date" on page 27.)



ANNUITY PAYMENT OPTIONS



     Annuity payment options are available under the Contract for distribution of the Contract Value after the Maturity Date. The Maturity Date may not be earlier than the end of the fifth Contract Year and cannot be deferred beyond the Annuitant reaching Attained Age 90. (See "ANNUITY PROVISIONS--Maturity Date and Selection of Annuity Options" on page 27.)



TRANSFERS



     The Owner may transfer any or all of the Contract Value from the Series Account to the Fixed Account, from the Fixed Account to the Series Account (subject to certain restrictions), or among the Sub-Accounts. Twelve transfers are permitted without charge in a Contract Year. Each additional transfer will be subject to a transfer charge of $10. This charge will not be increased. Certain restrictions apply to transfers from the Fixed Account. Western Reserve may, at any time, revoke or modify the transfer privilege. (See "ACCUMULATION PROVISIONS--Transfers to and from, and among Sub-Accounts" on page 21 and "THE FIXED ACCOUNT--Allocations, Transfers and Withdrawals" on page 35.)

FIXED ACCOUNT


     Fixed Account Values will be held in the general account of Western Reserve and earn interest at no less than the minimum guaranteed rate. The Fixed Account is discussed in the section entitled "THE FIXED ACCOUNT" beginning on page 34.



                        CONDENSED FINANCIAL INFORMATION


                   Period From February 24, 1989* to December 31, 1989
               ------------------------------------------------------------
                                                            Number of
                Accumulation Unit   Accumulation Unit   Accumulation Units
               Value at Beginning     Value at End      Outstanding at End
Sub-Account    of Period            of Period           of Period
-------------- -------------------- ------------------- -------------------
Growth               $ 10.000            $ 13.339           2,127,009
Bond                   10.000              11.272             339,412
Money Market           10.000              10.579             279,180


                               Year Ended December 31, 1990
               ------------------------------------------------------------
                                                            Number of
                Accumulation Unit   Accumulation Unit   Accumulation Units
               Value at Beginning     Value at End      Outstanding at End
Sub-Account    of Period            of Period           of Period
-------------- -------------------- ------------------- -------------------
Growth               $ 13.399            $ 13.210            5,538,622
Bond                   11.272              11.831              598,466
Money Market           10.579              11.235            1,774,514


                               Year Ended December 31, 1991
               ------------------------------------------------------------
                                                            Number of
                Accumulation Unit   Accumulation Unit   Accumulation Units
               Value at Beginning     Value at End      Outstanding at End
Sub-Account    of Period            of Period           of Period
-------------- -------------------- ------------------- -------------------
Growth               $ 13.210            $ 20.848           13,667,137
Bond                   11.831              13.894            1,389,932
Money Market           11.235              11.681            2,482,842


                               Year Ended December 31, 1992
               ------------------------------------------------------------
                                                            Number of
                Accumulation Unit   Accumulation Unit   Accumulation Units
               Value at Beginning     Value at End      Outstanding at End
Sub-Account    of Period            of Period           of Period
-------------- -------------------- ------------------- -------------------
Growth               $ 20.848            $ 21.071           26,351,578
Bond                   13.894              14.650            3,565,475
Money Market           11.681              11.888            3,459,934

----------------
* Commencement of operations for these Sub-Accounts.

                                          Period From December 3, 1992* to December 31, 1992
                                     ------------------------------------------------------------
                                                                                  Number of
                                      Accumulation Unit   Accumulation Unit   Accumulation Units
                                     Value at Beginning     Value at End      Outstanding at End
Sub-Account                          of Period            of Period           of Period
------------------------------------ -------------------- ------------------- -------------------
Global                                     $ 10.000            $ 10.152             25,000
Short-to-Intermediate Government**           10.000              10.036             85,000




                                                     Year Ended December 31, 1993
                                     ------------------------------------------------------------
                                                                                  Number of
                                      Accumulation Unit   Accumulation Unit   Accumulation Units
                                     Value at Beginning     Value at End      Outstanding at End
Sub-Account                          of Period            of Period           of Period
------------------------------------ -------------------- ------------------- -------------------
Growth                                     $ 21.071            $ 21.640           24,211,618
Bond                                         14.650              16.400            3,427,903
Money Market                                 11.888              12.030            2,231,209
Global                                       10.152              13.540            3,894,402
Short-to-Intermediate Government**           10.036              10.360              531,827




                                  Period From March 1, 1993* to December 31, 1993
                            ------------------------------------------------------------
                                                                         Number of
                             Accumulation Unit   Accumulation Unit   Accumulation Units
                            Value at Beginning     Value at End      Outstanding at End
Sub-Account                 of Period            of Period           of Period
--------------------------- -------------------- ------------------- -------------------
Emerging Growth                   $ 10.000            $ 12.370            3,726,684
Strategic Total Return***           10.000              11.250            3,311,227




                                                     Year Ended December 31, 1994
                                     ------------------------------------------------------------
                                                                                  Number of
                                      Accumulation Unit   Accumulation Unit   Accumulation Units
                                     Value at Beginning     Value at End      Outstanding at End
Sub-Account                          of Period            of Period           of Period
------------------------------------ -------------------- ------------------- -------------------
Growth                                     $ 21.640            $ 19.595           17,802,413
Bond                                         16.400              15.076            2,386,284
Money Market                                 12.030              12.294            3,056,431
Global                                       13.540              13.403            7,382,235
Short-to-intermediate Government**           10.360              10.192              314,292
Emerging Growth                              12.370              11.315            4,961,450
Strategic Total Return***                    11.250              11.055            4,973,564




                            Period From March 1, 1994* to December 31, 1994
                      ------------------------------------------------------------
                                                                   Number of
                       Accumulation Unit   Accumulation Unit   Accumulation Units
                      Value at Beginning     Value at End      Outstanding at End
Sub-Account           of Period            of Period           of Period
--------------------- -------------------- ------------------- -------------------
Aggressive Growth           $ 10.000             $ 9.792           1,491,572
Balanced                      10.000               9.348             620,286
Growth & Income****           10.000               9.463             338,817

----------------
 * Commencement of operations for these Sub-Accounts.

 ** Prior to December 16, 1997, the Short-to-Intermediate Government
   Sub-Account was offered for investment under the Contract, and, therefore, is included in the Contract's Condensed Financial Information and financial statements. However, the Short-to-Intermediate Government Sub-Account is no longer available for investment.

 *** Prior to May 1, 1997, this Sub-Account was known as Equity-Income.

**** Prior to May 1, 1997, this Sub-Account was known as Utility.

                                                     Year Ended December 31, 1995
                                     ------------------------------------------------------------
                                                                                  Number of
                                      Accumulation Unit   Accumulation Unit   Accumulation Units
                                     Value at Beginning     Value at End      Outstanding at End
Sub-Account                          of Period            of Period           of Period
------------------------------------ -------------------- ------------------- -------------------
Growth                                     $ 19.595            $ 28.471           15,205,745
Bond                                         15.076              18.312            2,172,499
Money Market                                 12.294              12.799            2,094,309
Global                                       13.403              16.289            5,429,706
Short-to-Intermediate Government**           10.192              11.429              336,659
Emerging Growth                              11.315              16.403            4,354,538
Strategic Total Return***                    11.055              13.610            4,920,854
Aggressive Growth                             9.792              13.347            3,114,205
Balanced                                      9.348              11.060              505,952
Growth & Income****                           9.463              11.705              448,289



                      Period From January 3, 1995* to December 31, 1995
                 ------------------------------------------------------------
                                                              Number of
                  Accumulation Unit   Accumulation Unit   Accumulation Units
                 Value at Beginning     Value at End      Outstanding at End
Sub-Account      of Period            of Period           of Period
---------------- -------------------- ------------------- -------------------
Tactical Asset         $10.000              $11.861           1,681,747
Allocation


                         Period From May 1, 1995* to December 31, 1995
                  ------------------------------------------------------------
                                                               Number of
                   Accumulation Unit   Accumulation Unit   Accumulation Units
                  Value at Beginning     Value at End      Outstanding at End
Sub-Account       of Period            of Period           of Period
----------------- -------------------- ------------------- -------------------
C.A.S.E. Growth         $10.000              $11.964              -0-


                         Period From May 1, 1996* to December 31, 1996
                  ------------------------------------------------------------
                                                               Number of
                   Accumulation Unit   Accumulation Unit   Accumulation Units
                  Value at Beginning     Value at End      Outstanding at End
Sub-Account       of Period            of Period           of Period
----------------- -------------------- ------------------- -------------------
Value Equity            $ 10.000            $ 11.225             741,974
Global Sector             10.000              10.519             116,372
C.A.S.E. Growth           12.874              13.883             110,061



                                                     Year Ended December 31, 1996
                                     ------------------------------------------------------------
                                                                                  Number of
                                      Accumulation Unit   Accumulation Unit   Accumulation Units
                                     Value at Beginning     Value at End      Outstanding at End
Sub-Account                          of Period            of Period           of Period
------------------------------------ -------------------- ------------------- -------------------
Growth                                     $ 28.471            $ 33.168           13,223,722
Bond                                         18.312              18.110            1,615,671
Money Market                                 12.799              13.287            2,153,324
Global                                       16.289              20.548            6,132,441
Short-to-Intermediate Government**           11.429              11.680              320,522
Emerging Growth                              16.403              19.258            4,039,103
Strategic Total Return***                    13.610              15.457            4,415,864
Aggressive Growth                            13.347              14.558            2,107,879
Balanced                                     11.060              12.094              485,139
Growth & Income****                          11.705              12.905              407,045
Tactical Asset Allocation                    11.861              13.403            1,932,032

----------------
 * Commencement of operations for these Sub-Accounts.
 ** Prior to December 16, 1997, the Short-to-Intermediate Government
   Sub-Account was offered for investment under the Contract, and, therefore, is included in the Contract's Condensed Financial Information and financial statements. However, the Short-to-Intermediate Government Sub-Account is no longer available for investment.

 *** Prior to May 1, 1997, this Sub-Account was known as Equity-Income.

**** Prior to May 1, 1997, this Sub-Account was known as Utility.

     Because the International Equity and U.S. Equity Sub-Accounts did not commence operations until January 2, 1997, and the Third Avenue Value Sub-Account did not commence operations until January 2, 1998, there is no condensed financial information for these Sub-Accounts for the year ended December 31, 1996.




                    CALCULATION OF YIELDS AND TOTAL RETURNS


     From time to time, Western Reserve may disclose in advertisements and sales literature yields and total returns for the Sub-Accounts representing the Accumulation Period under a Contract. In addition, Western Reserve may, on the same basis, advertise the effective yield of the Money Market Sub-Account under a Contract. THESE YIELDS AND TOTAL RETURNS ARE BASED ON THE SUB-ACCOUNTS' HISTORICAL PERFORMANCE ONLY AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For more detailed information about the performance data calculations described below, see the Statement of Additional Information.


YIELD


     The yield of the Money Market Sub-Account for a Contract refers to the annualized income produced by a hypothetical Series Account Value in the Money Market Sub-Account under a Contract over a specified seven day period. The yield calculation assumes that the same amount of income produced for that seven day period is also produced for each seven day period over a fifty-two week period and is shown as a percentage of the hypothetical Series Account Value. The effective yield is calculated similarly but, when annualized, the income earned by the Series Account Value in the Money Market Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment of income. Based on the method of calculation described in the Statement of Additional Information, for the seven-day period ended December 31, 1996, the current yield and effective yield for the Money Market Sub-Account were as follows:


     Current yield = 3.79%

     Effective yield = 3.86%


     The yield of a Sub-Account other than the Money Market Sub-Account ("other Sub-Accounts"), refers to the income produced by a hypothetical Series Account Value in the other Sub-Accounts over a specified thirty day period expressed as a percentage rate of return for that period. The yield is calculated by assuming that the income produced by the investment during that thirty day period is produced each thirty day period over a twelve month period and is shown as a percentage of the Series Account Value.



Based on the method of calculation described in the Statement of Additional Information, for the thirty day period ended December 31, 1996, the yield for the Bond Sub-Account(s) was 4.12%.



TOTAL RETURN


     The average annual total return of the Sub-Accounts shown below is based upon the actual historical performance of the Sub-Accounts. The calculations represent the performance of a hypothetical initial Purchase Payment of $1,000 over certain stated periods of time. Total return is calculated according to the formula provided in the Statement of Additional Information.


     THE STANDARD TOTAL RETURN CALCULATIONS IN THE TABLE BELOW HAVE BEEN REDUCED BY ALL FEES AND CHARGES UNDER THE CONTRACT. Such fees and charges include the Mortality and Expense Risk Charge of 1.25% and the $30 Annual Contract Charge based on an average Series Account Value of $37,493, which translates into an annual charge of 0.08%. The total return calculations in the table below also assume a complete surrender of the Contract at the end of the period, and therefore THE WITHDRAWAL CHARGE IS DEDUCTED.

     THE STANDARD AVERAGE ANNUAL TOTAL RETURNS OF THE SUB-ACCOUNTS SINCE THE INCEPTION OF EACH SUB-ACCOUNT IS:




                                              Period Ended December 31, 1996
                              --------------------------------------------------------------
                                 One          Three        Five       From        Inception
Sub-Account                   Year          Years         Years     Inception     Date*
---------------------------   -----------   -----------   -------   -----------   ----------
Growth                        11.24%        13.87%        8.90%     16.45%         2/24/89
Bond                          -6.24%         1.64%        4.51%      7.79%         2/24/89
Money Market                  -1.26%         1.71%        1.61%      3.61%         2/24/89
Global                        21.00%        13.55%          N/A     18.52%         12/3/92
Emerging Growth               12.26%        14.57%          N/A     17.73%          3/1/93
Strategic Total Return**       8.45%         9.71%          N/A     10.98%          3/1/93
Aggressive Growth              3.96%            N/A         N/A     12.66%          3/1/94
Balanced                       4.25%            N/A         N/A      5.27%          3/1/94
Growth & Income***             5.15%            N/A         N/A      7.81%          3/1/94
Tactical Asset Allocation      7.90%            N/A         N/A     13.58%          1/3/95
C.A.S.E. Growth                   N/A           N/A         N/A      2.78%          5/1/96
Value Equity                      N/A           N/A         N/A      7.19%          5/1/96
Global Sector                     N/A           N/A         N/A      0.14%          5/1/96

----------------
 * Commencement of operations of these Sub-Accounts.
 ** Prior to May 1, 1997, this Sub-Account was known as Equity-Income.

*** Prior to May 1, 1997, this Sub-Account was known as Utility.




     Because the International Equity, U.S. Equity and Third Avenue Value Sub-Accounts had not yet commenced operations as of December 31, 1996, no performance information is provided for these Sub-Accounts.




                             OTHER PERFORMANCE DATA


     Western Reserve may present the total return data shown above on a non-standard basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different Purchase Payment amounts. NON-STANDARD PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARD PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.


     Western Reserve may also disclose cumulative total returns and yields for the Sub-Accounts based on the inception date of the Sub-Accounts. These calculations will be determined according to the formulas presented in the Statement of Additional Information.


     In addition, Western Reserve may present historic performance data for the Portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the Sub-Accounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.


     For instance, as shown in the table on top of page 13, Western Reserve may disclose average annual total returns for the Portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the Mortality and Expense Risk Charge of 1.25% and the $30 Annual Contract Charge (based on an average Series Account Value of $37,493, the Annual Contract Charge is translated into an annual charge of 0.08%), and Withdrawal Charges. Such data assumes a complete surrender of the Contract at the end of the period; THEREFORE THE WITHRAWAL CHARGE IS DEDUCTED.

     THE AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS SINCE THEIR INCEPTION REDUCED BY ALL THE FEES AND CHARGES UNDER THE CONTRACT ARE:





                                              Period Ended December 31, 1996
                              ---------------------------------------------------------------
                                 One          Three        Five        Ten          From        Inception
Sub-Account                   Year          Years         Years     Years         Inception     Date
---------------------------   -----------   -----------   -------   -----------   -----------   --------------
Growth                        11.24%        13.87%        8.90%     16.41%        16.10%           10/2/86*
Bond                          -6.24%         1.64%        4.51%      5.97%         6.20%           10/2/86*
Money Market                  -1.26%         1.71%        1.61%      3.59%         3.58%           10/2/86*
Global                        21.00%        13.55%          N/A           N/A     18.52%           12/3/92**
Emerging Growth               12.26%        14.57%          N/A           N/A     17.73%            3/1/93**
Strategic Total Return***      8.45%         9.71%          N/A           N/A     10.98%            3/1/93**
Aggressive Growth              3.96%            N/A         N/A           N/A     12.66%            3/1/94**
Balanced                       4.25%            N/A         N/A           N/A      5.27%            3/1/94**
Growth & Income****            5.15%            N/A         N/A           N/A      7.81%            3/1/94**
Tactical Asset Allocation      7.90%            N/A         N/A           N/A     13.58%            1/3/95**
C.A.S.E. Growth               10.94%            N/A         N/A           N/A     16.58%            5/1/95*
Value Equity                      N/A           N/A         N/A           N/A      7.19%            5/1/96**
Global Sector                     N/A           N/A         N/A           N/A      0.14%            5/1/96**

----------------
 * Commencement of operations of the Fund's Portfolio's.
 ** Commencement of operations of these Sub-Accounts. The calculation of total return performance for the Growth, Bond, and Money Market Sub-Accounts prior to December 3, 1992 reflects deductions for the mortality and expense risk charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Sub-Accounts had actually been in existence since the inception of the Portfolio.
 *** Prior to May 1, 1997, this Sub-Account was known as Equity-Income.
**** Prior to May 1, 1997, this Sub-Account was known as Utility.




     In addition, as shown in the next table, Western Reserve may present average annual total returns for the Portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence, EXCEPT THAT THE WITHDRAWAL CHARGE IS NOT DEDUCTED. Such fees and charges include the
Mortality and Expense Risk Charge of 1.25% and the $30 Annual Contract Charge (based on an average Series Account Value of $37,493, the Annual Contract Charge is translated into an annual charge of 0.08%.)




                                              Period Ended December 31, 1996
                              ---------------------------------------------------------------
                                 One          Three        Five        Ten          From        Inception
Sub-Account                   Year          Years         Years     Years         Inception     Date
---------------------------   -----------   -----------   -------   -----------   -----------   --------------
Growth                        16.24%        15.15%        9.60%     16.41%        16.10%           10/2/86*
Bond                          -1.24%         3.23%        5.34%      5.97%         6.20%           10/2/86*
Money Market                   3.74%         3.30%        2.53%      3.59%         3.58%           10/2/86*
Global                        26.00%        14.83%          N/A           N/A     19.24%           12/3/92**
Emerging Growth               17.26%        15.82%          N/A           N/A     18.54%            3/1/93**
Strategic Total Return***     13.45%        11.08%          N/A           N/A     11.94%            3/1/93**
Aggressive Growth              8.96%            N/A         N/A           N/A     14.06%            3/1/94**
Balanced                       9.25%            N/A         N/A           N/A      6.85%            3/1/94**
Growth & Income****           10.15%            N/A         N/A           N/A      9.32%            3/1/94**
Tactical Asset Allocation     12.90%            N/A         N/A           N/A     15.77%            1/3/95**
C.A.S.E. Growth               15.94%            N/A         N/A           N/A     21.58%            5/1/95*
Value Equity                      N/A           N/A         N/A           N/A     12.19%            5/1/96**
Global Sector                     N/A           N/A         N/A           N/A      5.14%            5/1/96**

----------------
 * Commencement of operations of the Fund's Portfolio's.
 ** Commencement of operations of these Sub-Accounts.
 *** Prior to May 1, 1997, this Sub-Account was known as Equity-Income. **** Prior to May 1, 1997, this Sub-Account was known as Utility.




     Because the International Equity and U.S. Equity Portfolios did not commence operations until January 2, 1997, and the Third Avenue Value Portfolio did not commence operations until January 2, 1998, no performance information is provided for these Sub-Accounts.



SUB-ADVISER PERFORMANCE

     The Prospectus for the Fund presents the total returns of certain existing SEC-registered funds that are managed by Sub-Advisers for the Portfolios and that have investment objectives, policies and strategies substantially similar to those of certain Portfolios ("Similar Sub-Adviser Funds"). The Prospectus for the Fund also presents the hypothetical total returns of a composite of private accounts managed by certain

Sub-Advisers for the Portfolios that have investment objectives, policies and strategies substantially similar to those of certain Portfolios ("Similar Sub-Adviser Accounts"). NONE OF THE FEES AND CHARGES UNDER THE CONTRACT HAVE BEEN DEDUCTED FROM SUCH SUB-ADVISER PERFORMANCE DATA. IF THOSE FEES AND CHARGES WERE DEDUCTED, THE INVESTMENT RETURNS WOULD BE LOWER. THE SIMILAR SUB-ADVISER FUNDS AND SIMILAR SUB-ADVISER ACCOUNTS ARE NOT AVAILABLE FOR INVESTMENT UNDER THE CONTRACT. For more information on Sub-Adviser Performance, see the Prospectus for the Fund.


OTHER INFORMATION


     Western Reserve may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds, with investment objectives similar to each of the Sub-Accounts. For this purpose, Western Reserve may use as sources of performance comparison such organizations as Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research & Data Service ("VARDS"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. ("Morningstar") or other services, companies, individuals or industry or financial publications of general interest, such as FORBES, MONEY, THE WALL STREET JOURNAL, BUSINESS WEEK, BARRON'S, KIPLINGER'S PERSONAL FINANCE and FORTUNE. Lipper, VARDS, CDA and Morningstar are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.


     Lipper's and Morningstar's rankings include variable life issuers as well as variable annuity issuers. VARDS and CDA rankings compare only variable annuity issuers. The performance analysis prepared by Lipper, VARDS, CDA and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


     Western Reserve may also compare the performance of each Sub-Account in advertising and sales literature to widely used measures of stock market performance, such as the Standard and Poor's Index of 500 Common Stocks, Dow Jones Industrials Average, Value Line (Arithmetic) Index, CDA/Wiesenberger Long Term Growth Average-VA, Wilshire 5000, Financial Times (FT) World Index Ex-USA, Morgan Stanley Capital International World Index, FT World Index, Lehman Brothers Government/Corporate Bond Index, Dow Jones Utilities Average, Donoghue's Taxable Money Fund Average and others. Unmanaged indices may assume the reinvestment of dividends, but usually do not reflect any "deduction" for the expense of operating or managing an investment portfolio.


     In addition, Western Reserve may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).



                               PUBLISHED RATINGS


     Western Reserve may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's

Insurance Rating Services ("Standard & Poor's") and Duff & Phelps Credit Rating Co. ("Duff & Phelps"). A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an approved insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their claims. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (I.E., debt/commercial paper).



               WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND


WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO



     Western Reserve was originally incorporated under the laws of Ohio on October 1, 1957. Western Reserve is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is admitted to do business in 49 states and the District of Columbia. The administrative office of Western Reserve is located in Largo, Florida; however, the mailing address is P.O. Box 9051, Clearwater, FL 34618-9051. Western Reserve is wholly-owned by First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company which is wholly-owned by AEGON USA, Inc. ("AEGON USA"). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation, which is a publicly traded international insurance group.



WRL SERIES ANNUITY ACCOUNT


     The Series Account was established by Western Reserve as a separate account on April 12, 1988. The Series Account meets the definition of a "separate account" under the Federal securities laws. The Series Account will receive and invest Net Purchase Payments paid under the Contracts. In addition, the Series Account may be used for other variable annuity contracts issued by Western Reserve.


     Although the assets of the Series Account belong to Western Reserve, Ohio insurance law provides that the assets in the Series Account attributable to variable annuity contracts are not chargeable with liabilities arising out of any other business of Western Reserve's. However, the assets of the Series Account are available to cover the liabilities of the general asset account of Western Reserve to the extent that the Series Account's assets exceed the liabilities arising under variable annuity contracts supported by it.



     The Series Account is currently divided into seventeen Sub-Accounts, sixteen of which are offered under this Contract. Each Sub-Account invests exclusively in shares of a single Portfolio of the Fund. Income and both realized and unrealized gains or losses from the assets of each Sub-Account are credited to or charged against that Sub-Account without regard to income, gains or losses from any other Sub-Account or arising out of any other business of Western Reserve. Western Reserve may add, delete or substitute investments held by the Sub-Accounts as described in the Statement of Additional Information.


     On or about December 16, 1997, after receiving an Order from the SEC, Western Reserve redeemed shares of the Short-to-Intermediate Government Portfolio held by the Short-to-Intermediate Government Sub-Account and purchased shares of the Bond Portfolio with the proceeds. Immediately following the substitution of shares, the assets of the Short-to-Intermediate Government Sub-Account were transferred to the Bond Sub-Account, thereby consolidating the Short-to-Intermediate Government Sub-Account into the Bond Sub-Account. The Portfolio substitution and Sub-Account consolidation took place at net asset value with no change in the amount of any Owner's benefits or Annuity Value. Western Reserve and its affiliates did not receive any compensation or remuneration as a result of this transaction.



WRL SERIES FUND, INC.



     The Series Account invests only in shares of the Fund, a series mutual fund that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Fund currently has seventeen Portfolios, sixteen of which are offered under this Contract: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Strategic Total Return Portfolio, Bond Portfolio, Growth & Income Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio, Global Sector Portfolio, International Equity Portfolio, U.S. Equity Portfolio and Third Avenue Value Portfolio. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has different investment objectives and policies. Thus, each Portfolio operates as a separate investment vehicle, and the income or losses of one Portfolio is unrelated to that of any other Portfolio.



     The name and sub-adviser of each Portfolio is stated below. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. More detailed information, including a description of risks and the investment objective of each Portfolio, can be found in the prospectus for the Fund, which should be read carefully before investing.


     AGGRESSIVE GROWTH PORTFOLIO: Sub-Adviser - Fred Alger Management, Inc.


     EMERGING GROWTH PORTFOLIO: Sub-Adviser - Van Kampen American Capital Asset Management, Inc.


     GROWTH PORTFOLIO: Sub-Adviser - Janus Capital Corporation.


     GLOBAL PORTFOLIO: Sub-Adviser - Janus Capital Corporation.


     BALANCED PORTFOLIO: Sub-Adviser - AEGON USA Investment Management, Inc.


   STRATEGIC TOTAL RETURN PORTFOLIO: (Prior to May 1, 1997, this Portfolio was known as Equity-Income.) Sub-Adviser - Luther King Capital Management Corporation.



     BOND PORTFOLIO: Sub-Adviser - AEGON USA Investment Management, Inc.



   GROWTH & INCOME PORTFOLIO: (Prior to May 1, 1997, this Portfolio was known as Utility.) Sub-Adviser - Federated Investment Counseling.


     MONEY MARKET PORTFOLIO: Sub-Adviser - J. P. Morgan Investment Management, Inc.


     TACTICAL ASSET ALLOCATION PORTFOLIO: Sub-Adviser - Dean Investment Associates.


     VALUE EQUITY PORTFOLIO: Sub-Adviser - NWQ Investment Management Company,
Inc.


     C.A.S.E. GROWTH PORTFOLIO: Sub-Adviser - C.A.S.E. Management, Inc.


     GLOBAL SECTOR PORTFOLIO: Sub-Adviser - Meridian Investment Management Corporation.


   INTERNATIONAL EQUITY PORTFOLIO: Co-Sub-Advisers - Scottish Equitable Investment Management Limited and GE Investment Management Incorporated.


     U.S. EQUITY PORTFOLIO: Sub- Adviser - GE Investment Management
Incorporated.



     THIRD AVENUE VALUE PORTFOLIO:  Sub-Adviser - EQSF Advisers, Inc.



     WRL Investment Management, Inc. ("WRL Management"), a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the Fund and manages its assets in accordance with policies, programs and guidelines established by the Board of Directors of the Fund.



     Shares of other portfolios of the Fund are sold through different variable annuity contracts offered through the Series Account. In addition to the Series Account, shares of certain portfolios of the Fund are sold to the WRL Series Life Account, a separate account established by Western Reserve for its variable life insurance policies, the PFL Endeavor Variable Annuity Account, PFL Endeavor Platinum Variable Annuity Account and PFL Life Variable Annuity Account A, separate accounts of PFL Life Insurance Company, the AUSA Endeavor Variable Annuity Account and the AUSA Series Life Account, separate accounts of AUSA Life Insurance Company, Inc., all affiliates of Western Reserve. Shares of the Fund may in the future be sold to other separate accounts, including separate accounts established for variable life insurance policies or variable annuity contracts issued by Western Reserve or its affiliates. It is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither Western Reserve nor the Fund currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, it should take. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example,
(1) changes in state insurance laws, (2) changes in Federal income tax laws, or
(3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.



                             CHARGES AND DEDUCTIONS


     Certain charges will be deducted in connection with the Contracts to compensate Western Reserve for (1) administering the Contracts; (2) assuming certain risks in connection with the Contracts; and (3) incurring expenses in distributing the Contracts. The nature and amount of these charges are described more fully below.


WITHDRAWAL CHARGE


     No deductions for sales expenses are made from Purchase Payments. A Withdrawal Charge, which is a contingent deferred sales charge, may, however, be assessed against Contract Values when partially withdrawn or surrendered.


     The length of time from receipt of a Purchase Payment to the time of a partial withdrawal or surrender of that Purchase Payment determines whether the Withdrawal Charge will be deducted. The charge is a percentage of each respective Purchase Payment made during the five years immediately preceding the partial withdrawal or Surrender of each respective Purchase Payment. The charge is as follows:



                              Number of Years
                            from Receipt of Each
       Charge                 Purchase Payment
------------------------   ---------------------
         5%                         0-5
         0%                       Over 5


     For the first partial withdrawal or Systematic Partial Withdrawal (see, "THE CONTRACT-- Accumulation Provisions--Partial Withdrawals and Surrenders",
p. 23), during each Contract Year, any applicable Withdrawal Charge is currently waived on that portion of the amount withdrawn which equals 10% of the Contract's Annuity Value on the date of the withdrawal. For example, if the amount of the first partial withdrawal during a Contract Year is $2,000, and the Contract's Annuity Value on the date of the withdrawal is $25,000, then 10% of $25,000 equals $2,500, and the Withdrawal Charge is waived on the entire $2,000 withdrawn. Thereafter, the full amount of any subsequent partial withdrawal or Systematic Partial Withdrawal during the remainder of that Contract Year will be subject to the Withdrawal Charge. However, no waiver of a Withdrawal Charge will be made in connection with a Surrender. In determining which amounts withdrawn are subject to the Withdrawal Charge, partial withdrawals and Surrenders will be deemed made first from Purchase Payments on a first-in, first-out basis, and then from any Contract earnings.



     For Contracts issued with an appropriate endorsement, if the Owner or a joint Owner is confined to a nursing care facility (as defined in the endorsement) for thirty (30) consecutive days or longer, Western

Reserve will also waive the Withdrawal Charge on Surrenders or partial withdrawals as follows. Such confinement must begin after the Contract Date. Western Reserve must receive satisfactory written evidence of such confinement within two (2) months after the confinement ends. Western Reserve will waive the Withdrawal Charge under the endorsement only for Surrenders and withdrawals made during such confinement or within two (2) months after the confinement ends. The endorsement is not available in all states.



     The Withdrawal Charge is deducted from the Contract Value by cancelling the number of Accumulation Units equal to the Withdrawal Charge. The amount of the Withdrawal Charge will be determined as of the date the partial withdrawal or Surrender payment is processed. In the event of a partial withdrawal, the Owner will receive, the full amount requested, and an amount equal to the Withdrawal Charge will also be withdrawn in order for the Owner to receive the full amount requested. For example, if the Owner requests a distribution in the amount of $100 and the Withdrawal Charge is to be imposed on the full amount, the Owner would receive $100, the total Contract Value withdrawn would be $105.26, and the Withdrawal Charge would be $5.26 (which is 5% of $105.26). Any Surrender or partial withdrawal may be subject to tax, and the Owner should, therefore, consult with his or her tax adviser before requesting any Surrender or partial withdrawal. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on pages 30-31 and "--Qualified Plans" on pages 31-33.)



     The Withdrawal Charge is imposed to enable Western Reserve to recover certain sales expenses it advances, including compensation to broker-dealers, the cost of printing prospectuses and sales literature and any advertising costs.


     The Withdrawal Charge may be reduced when sales of Contracts are made to a group of directors, officers and employees of the same employer (including directors, officers and employees of Western Reserve and its affiliates), employer group, or similar party pursuant to a retirement plan or similar arrangement under which Contracts are sold to a group of individuals and such program results in a savings of sales expenses. The amount of reduction will depend on factors such as the size of the group, total Purchase Payments, and other relevant factors that might tend to reduce expenses incurred in connection with such sales.


TRANSFER CHARGE


     After twelve free transfers of Annuity Value among the Sub-Accounts during any one Contract Year, each additional transfer will be subject to a Transfer Charge of $10, which will be deducted from the amount transferred to compensate Western Reserve for the costs of the transfer. All transfers made on any one day will be considered a single transfer, with any transfer charge allocated equally. The Transfer Charge will not be increased. Western Reserve may, at any time, revoke or modify the transfer privilege.


MORTALITY AND EXPENSE RISK CHARGE


     Western Reserve will deduct a daily Mortality and Expense Risk Charge from the Series Account at an annual rate of 1.25% of the average daily net assets of the Series Account. Western Reserve assumes two mortality risks: (1) that the annuity rates under the Contracts cannot be changed to the detriment of Owners even if Annuitants live longer than projected; and (2) Western Reserve may be obligated to pay a death benefit claim in excess of a Contract's Cash Value. (See "ANNUITY PROVISIONS--Improved Annuity Rates" on page 28 and "ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 26.) Western Reserve also assumes an expense risk through its guarantee not to increase the charges for issuing and administering the Contracts, regardless of its actual expenses.


     This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date. The Mortality and Expense Risk Charge will not be assessed against either the Fixed Account Value or monies that have been applied to purchase an annuity option.


ADMINISTRATION FEE

     On each Anniversary through the Maturity Date, Western Reserve will deduct an Administration Fee of $30 as partial compensation for the cost of providing administrative services under the Contracts. The

Administration Fee is deducted from each Sub-Account and the Fixed Account in proportion to the value each bears to the Contract Value. If the Contract Value is surrendered other than on an Anniversary, a full $30 fee will be deducted.

     Even if administrative expenses increase, Western Reserve guarantees that it will not increase the amount of the Administration Fee.


PREMIUM TAXES

     Certain states and other governmental entities may impose a premium tax, ranging up to 3.5% of Purchase Payments. If applicable, and if Western Reserve has incurred or reasonably expects to incur expenses in respect to premium taxes, the tax will be deducted, either from the Purchase Payment when received, from amounts surrendered or withdrawn, from death benefit proceeds, or from the amount applied to effect an annuity at the time annuity payments commence. Western Reserve will deduct any applicable premium taxes when it incurs them, but reserves the right to defer deduction to a later date as long as such deferral is equitable to Owners.

     Premium tax rates are subject to change by the respective state legislatures, administrative interpretations, or judicial acts. The amount of any such tax will depend on, among other things, the Owner's state of residence, the status of Western Reserve in that state, and the insurance tax laws of such state.


DEDUCTIONS FOR INCOME TAXES


     Currently, no charge is made to the Series Account for Federal income taxes attributable to the Series Account. Western Reserve may, however, make such a charge in the future subject to obtaining any necessary regulatory approvals. Charges for any other applicable taxes, including any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Account, may also be made. (See "FEDERAL TAX MATTERS--Company Tax Status" on page 30.)



EXPENSES OF THE FUND

     Because the Series Account purchases shares of the Fund, the net assets of the Series Account will reflect the investment advisory fee and other expenses incurred by the Fund, as described in the Portfolios' Prospectus.

     Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with ISI, principal underwriter for the Fund.


     Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing a Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundreths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1998. Prior to ISI seeking reimbursement, Policyowners will be notified in advance.




                                 THE CONTRACT
                            ACCUMULATION PROVISIONS


PURCHASE PAYMENTS


     Owners may make Purchase Payments as frequently as they elect. Purchase Payments are payable at Western Reserve's administrative office. The initial Purchase Payment generally must accompany the application, and for Non-Qualified Contracts must be at least $5,000; however, a minimum initial Purchase Payment of $1,000 is allowed provided the application reflects anticipated additional monthly periodic

Purchase Payments of at least $100, via electronic funds transfer from the Owner's bank account. For IRAs the minimum initial Purchase Payment is $1,000 and for Qualified Contracts other than IRAs the minimum initial Purchase Payment is $100. For all Contracts, subsequent Purchase Payments are not required but may be made at any time and in any amount provided that each payment is for a minimum of $100, unless Western Reserve consents to a smaller amount and further provided that total Purchase Payments in any Contract Year do not exceed $1,000,000, unless Western Reserve consents to a larger amount.


     As an accommodation to Owners, Western Reserve will accept transmittal of both initial and subsequent Purchase Payments of at least $1,000 by wire transfer. For initial Purchase Payments, the wire transfer must be accompanied by a simultaneous telephone facsimile transmission of an application ("FAXED Application"). Initial Purchase Payments accepted via wire transfer with FAXED Application will be invested at the value next determined following receipt. Initial Purchase Payments made by wire transfer not accompanied by simultaneous FAXED Application, or accompanied by an incomplete FAXED Application, will be retained for a period up to five business days while Western Reserve attempts to obtain the FAXED Application or complete the essential information required to establish the Contract and allocate the initial Purchase Payment at the Accumulation Unit Value which will be determined after receipt of the FAXED Application or information necessary to complete the application. If Western Reserve cannot obtain the FAXED Application or essential information within five business days, Western Reserve will return the initial Purchase Payment to the applicant, unless the applicant consents to allow Western Reserve to retain the initial Purchase Payment until the required FAXED Application or essential information is received. When the FAXED Application contains all information necessary to issue the Contract and allocate the Net Purchase Payment, but the FAXED Application has not been signed by the Owner, Western Reserve will issue the Contract and allocate the Net Purchase Payment as indicated in the FAXED Application. At the same time, Western Reserve will also electronically prepare a new application form, containing the same information received on the FAXED Application, for delivery with the Contract to the Owner. Upon delivery, the Owner will sign the electronically prepared application, which will be retained by Western Reserve.



     In the event the original application with original signature is later received and the allocation instructions in that application are, for any reason, inconsistent with those previously designated on the FAXED Application, the initial Purchase Payment will be reallocated in accordance with the allocation instructions in the application with original signature at the Accumulation Unit Value next determined after receipt of such application.



     Owners wishing to make payments via bank wire should instruct their banks to wire Federal Funds as follows to:


    Barnett Bank of Pinellas County
    ABA # 063000047
    For credit to: Western Reserve Life
    Account #: 1263627596
     Owner's Name:
    Contract Number:
    Attention: Annuity Accounting
    Fax Number: (813) 588-1620


Western Reserve may reject any application or Purchase Payment for any reason permitted by law.


NET PURCHASE PAYMENTS


     The Net Purchase Payment is equal to the Purchase Payment less any premium taxes. Initial and subsequent Net Purchase Payments are allocated according to the Owner's direction among the Sub-Accounts of the Series Account, to the Fixed Account, or to a combination of both. Western Reserve does not currently require that allocation of Net Purchase Payments to an Account meet a minimum percentage. Western Reserve does reserve the right to limit allocation of Net Purchase Payments to no less than 10% of each Net Purchase Payment. No fractional percentages are permitted. The Owner, or the registered representative/agent of record for the Contract upon instructions from the Owner, may change the allocation of subsequent Purchase Payments at any time upon Written Notice to Western Reserve or by telephone by calling Western Reserve's toll-free number, 1-800-851-9777. Western Reserve will employ the same procedures to confirm that such telephone instructions are genuine as it employs regarding transfers among Sub-Accounts and the Fixed Account by telephone. Western Reserve reserves the right to limit such change to once each Contract Year. Upon allocation to the Series Account, Net Purchase Payments are converted into Accumulation Units of the appropriate Sub-Account based upon the value of an Accumulation Unit in that Sub-Account on or following the Valuation Date on which the Purchase Payment is received at Western Reserve's administrative office. (See "Accumulation Units" below.) If the Contract application and other information necessary for processing the request to apply the Purchase Payment (collectively, the "application") are complete upon receipt, Western Reserve will accept the application and apply the initial Net Purchase Payment within two business days of receipt. If it is incomplete, Western Reserve will attempt to have it properly completed within five business days of receipt, and if unable to do so, Western Reserve will inform the prospective purchaser of the reasons that the application is incomplete and request that the prospective purchaser consent to Western Reserve retaining the Purchase Payment until the application is properly completed. If such consent is not obtained, Western Reserve will immediately return the entire Purchase Payment. Once the application is complete, Western Reserve will accept it and apply the initial Net Purchase Payment within two business days.


ACCUMULATION UNITS

     The value of Accumulation Units will vary from one Valuation Period to the next depending on the investment results experienced by each Sub-Account. When each Sub-Account was first established, the initial value of an Accumulation Unit for the Sub-Account was arbitrarily set at $10. The value of an Accumulation Unit for each Sub-Account at the close of a Valuation Period is determined by multiplying the Accumulation Unit value for that Sub-Account at the close of the immediately preceding Valuation Period by the experience factor for that Sub-Account for the current Valuation Period. The Accumulation Unit value may increase, decrease, or remain the same from Valuation Period to Valuation Period.


PORTFOLIO SHARE NET ASSET VALUE. The net asset value per share of shares of the Fund is determined once daily, as of the close of the regular session of business on the New York Stock Exchange ("Exchange") (usually 4:00 p.m., Eastern time), on each day the Exchange is open.


TRANSFERS TO AND FROM, AND AMONG SUB-ACCOUNTS

     Before the Maturity Date, the Owner may, at any time, transfer amounts among Sub-Accounts or from Sub-Accounts to the Fixed Account. Transfers may also be made from the Fixed Account to the Sub-Accounts, subject to certain restrictions. (See "THE FIXED ACCOUNT--Allocations, Transfers and Withdrawals" on page 35.) Transfers are not available if the Owner has elected Dollar Cost Averaging, the Asset Rebalancing Program or Systematic Partial Withdrawals.

     The amount available for transfer from any Sub-Account, or the Fixed Account is determined at the end of the Valuation Period during which the transfer request is received at Western Reserve's administrative office. As explained in the previous paragraph, the net asset value for each share of the corresponding Portfolio of any Sub-Account is determined, once daily, as of the close of the regular business session of the Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period. Therefore, any transfer request received after 4:00 p.m., Eastern time, on any date the Exchange is open for business will be processed utilizing the net asset value for each share of the applicable Portfolio determined as of 4:00 p.m., Eastern time, on the next day the Exchange is open for business.

     The amount available for transfer from the Fixed Account will be determined in the same manner. Owners may make transfer requests in writing, or by telephone. Written requests must be in a form acceptable to Western Reserve. The registered representative/agent of record for the Contract may, upon instructions from the Owner, make telephone transfers upon request without the necessity for the Owner to have previously authorized telephone transfers in writing. If, for any reason, an Owner does not want the ability to make transfers by telephone, the Owner should provide written notice to Western Reserve at its administrative office. All telephone transfers should be made by calling Western Reserve at the toll-free number: 1-800-851-9777.

     Western Reserve will not be liable for complying with telephone instructions it reasonably believes to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and Owners will bear the risk of any such loss. Western Reserve will employ reasonable procedures to confirm that telephone instructions are genuine. If Western Reserve does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon such telephone instructions, providing written confirmation of such transactions to Owners and/or tape recording of telephone transfer request instructions received from Owners. Western Reserve may, at any time, revoke or modify the transfer privilege. Under Western Reserve's current procedures, it will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office. Western Reserve currently imposes a $10 charge for each transfer after the first twelve transfers during any Contract Year. (See "CHARGES AND DEDUCTIONS--Transfer Charge" on page 18.)


DOLLAR COST AVERAGING


     The Owner may direct Western Reserve to automatically transfer specified amounts from the Money Market Sub-Account, the Bond Sub-Account or the Fixed Account or any combination of these Accounts on a monthly basis to any other Sub-Account. This service is intended to allow the Owner to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. Western Reserve makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss.


     To qualify for Dollar Cost Averaging, a minimum of $10,000 must be in each Account from which transfers will be made and at least $1,000, in the aggregate, must be transferred each month, unless Western Reserve consents to a smaller amount. To further qualify for Dollar Cost Averaging from the Fixed Account, no more than one-tenth (1/10) of the amount in the Fixed Account at the commencement of Dollar Cost Averaging can be transferred each month. Other types of transfers from the Fixed Account may also be subject to other certain restrictions. (See "THE FIXED ACCOUNT--Allocations, Transfers and Withdrawals" on page 35.)


     A Written Notice requesting this service, on a form provided by Western Reserve, must be completed by the Owner in order to begin transfers. The first transfer will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. Once elected, transfers from the Money Market or Bond Sub-Accounts or the Fixed Account will be processed monthly until the entire value of each Account from which transfers are made is completely depleted or the Owner instructs Western Reserve in writing to cancel the monthly transfers. For example, if $15,000 was allocated to the Money Market Sub-Account and $10,000 was allocated to the Bond Sub-Account and transfers of $500 are made each month from each of these Sub-Accounts to the Growth Sub-Account, transfers of $500 per month would continue to be made from the Money Market Sub-Account even though transfers from the Bond Sub-Account had ceased as a result of depletion of value.


     There is no charge for Dollar Cost Averaging. However, each transfer which occurs under the Dollar Cost Averaging service will be counted towards the twelve free transfers allowed during each Contract Year. Western Reserve reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Owners. Dollar Cost Averaging is not available if the Owner has elected the Asset Rebalancing Program or Systematic Partial Withdrawals.


ASSET REBALANCING PROGRAM


     Western Reserve offers a program under which an Owner may authorize Western Reserve to transfer automatically Annuity Value each quarter to maintain a particular percentage allocation among the Sub-Accounts. Annuity Value allocated to the Fixed Account may not be included in the Asset Rebalancing Program. The Annuity Value allocated to each Sub-Account will grow or decline in value at different rates. The Asset Rebalancing Program automatically reallocates the Annuity Value in the Sub-Accounts at the end of each period to match the Contract's currently effective Net Purchase Payment allocation schedule. The Asset Rebalancing Program is intended to transfer Annuity Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high. This investment method does not guarantee gains, nor does it assure that any Sub-Account will not have losses.


     To qualify for Asset Rebalancing, a minimum Annuity Value of $10,000 for an existing Contract, or a minimum initial Purchase Payment of $10,000 for a new Contract, is required, unless Western Reserve consents to a smaller amount. To participate in the Asset Rebalancing Program, a properly completed Asset Rebalancing Request Form must be received by Western Reserve at its Administrative Office. An Asset Rebalancing Request Form is available upon request.


     Owners may elect rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Contract Date. Following receipt of the Asset Rebalancing Request Form, Western Reserve will effect the initial rebalancing of Annuity Value on the next such anniversary, in accordance with the Contract's current Net Purchase Payment allocation schedule. The amounts transferred will be credited at the Accumulation Unit Value as of the end of the Valuation Dates on which the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the New York Stock Exchange is closed, rebalancing will occur on the next day the New York Stock Exchange is open. There is no charge for the Asset Rebalancing Program. However, each reallocation which occurs under the Asset Rebalancing Program will be counted towards the twelve free transfers allowed during each Contract Year. (See "CHARGES AND DEDUCTIONS--Transfer Charge" on page 18.)


     An Owner may terminate participation at any time in the Asset Rebalancing Program by oral or written request to Western Reserve's Administrative Office. Participation in the Asset Rebalancing Program will terminate automatically if any transfer is made to, or from, any Sub-Account, other than on account of a scheduled rebalancing. If an Owner wishes to resume the Asset Rebalancing Program after it has been canceled, a new Asset Rebalancing Request Form must be completed and sent to Western Reserve's Administrative Office. Owners may start and stop participation in the Asset Rebalancing Program at any time; however, Western Reserve reserves the right to restrict entry into the Asset Rebalancing Program to once per Contract Year. The Asset Rebalancing Program is available only during the Accumulation Period, and is not available if the Owner has elected Dollar Cost Averaging or Systematic Partial Withdrawals.


     Western Reserve may discontinue, modify, or suspend the Asset Rebalancing program at any time.


PARTIAL WITHDRAWALS AND SURRENDERS


     1. PARTIAL WITHDRAWALS. Prior to the earlier of the Maturity Date or the death of the Annuitant (when no Contingent Annuitant has been named), the Owner may partially withdraw a portion of the Series Account Value upon Written Notice, to Western Reserve's Administrative Office. Although partial withdrawals are currently permitted at any time prior to the Maturity Date, Western Reserve reserves the right to refuse to permit any partial withdrawals prior to the first Anniversary and may prohibit more than one partial withdrawal during any Contract Year. Western Reserve may also refuse to accept a request for a partial withdrawal if the Cash Value would be reduced below $10,000. No partial withdrawals from the Fixed Account may be made without the consent of Western Reserve. (See "THE FIXED ACCOUNT--Allocations, Transfers and Withdrawals" on page 35.) All requests for partial withdrawals are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the request by Western Reserve at its Administrative Office. Western Reserve will pay the partial withdrawal amount requested and cancel Accumulation Units equal to the amount withdrawn from each Sub-Account plus any applicable premium taxes and any applicable Withdrawal Charge. (See "CHARGES AND DEDUCTIONS--Withdrawal Charge" on pages 17-18 and "Premium Taxes" on page 19.) The Sub-Accounts for a partial withdrawal must be specified. If not specified, the amount requested will be withdrawn on a pro rata basis from each Sub-Account. The amount requested to be withdrawn from each specified Sub-Account may not exceed the value of that Sub-Account.


     2. SYSTEMATIC PARTIAL WITHDRAWALS. The Owner may, by Written Notice on a form provided by Western Reserve, elect to partially withdraw from the Series Account after the first Anniversary up to 10% of the Cash Value annually (10% of the initial Purchase Payment if elected at time of application for a

Contract), in equal monthly payments ("Systematic Partial Withdrawals") of at least $200 per month. The first withdrawal will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. If Systematic Partial Withdrawals are elected at the time of application for a Contract, a minimum initial Purchase Payment of at least $25,000 must accompany the application, unless Western Reserve consents to a smaller amount. A subsequent election is subject to the Contract then having a minimum of $25,000 of Cash Value, unless Western Reserve consents to a smaller amount. Western Reserve will pay the Systematic Partial Withdrawal amount requested and cancel Accumulation Units equal to the amount withdrawn from the Sub-Accounts in the same manner as the current Net Purchase Payment allocation instructions, except no Systematic Partial Withdrawals are permitted from the Fixed Account. The amount to be withdrawn from each Sub-Account may not exceed the Cash Value of the Sub-Account. Western Reserve will not process a Systematic Partial Withdrawal if the Cash Value for the entire Contract would be reduced below $10,000.


     Systematic Partial Withdrawals are not available if the Owner has elected Dollar Cost Averaging or the Asset Rebalancing Program. Systematic Partial Withdrawals may be discontinued by the Owner at any time by notifying Western Reserve in writing. Western Reserve reserves the right to discontinue offering Systematic Partial Withdrawals upon 30 days' written notice to Owners.



     Generally, under a Non-Qualified Contract, Systematic Partial Withdrawals, like other distributions prior to the Maturity Date, are first treated as taxable income to the extent that the Contract Value immediately before a withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. Further, under a Non-Qualified Contract, a 10% penalty tax will generally be imposed on the taxable portion of a partial withdrawal or a Systematic Partial Withdrawal made prior to the Owner's age 591/2, unless certain exceptions apply. The Owner should, therefore, consult with his or her tax adviser before requesting any partial withdrawal or Systematic Partial Withdrawals. (For a further discussion of taxation of, and tax penalties on, withdrawals under Non-Qualified Contracts and Qualified Contracts, see "FEDERAL TAX MATTERS--Taxation of Annuities" on pages 30-31.)



     3. SURRENDERS. The Owner may completely surrender the Contract at any time prior to the Maturity Date. All requests for Surrender are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the Surrender request by Western Reserve at its Administrative Office. Western Reserve will deduct the annual $30 annual Administration Fee, any applicable premium taxes, and any applicable Withdrawal Charge from the Surrender proceeds.


     4. PARTIAL WITHDRAWALS AND SURRENDERS. The amount of any partial withdrawal or Surrender will be paid promptly, and in any event within seven days of receipt of Written Notice, complete with all necessary information at Western Reserve's Administrative Office, except that Western Reserve reserves the right to defer the right of a partial withdrawal under certain circumstances. (See "OTHER MATTERS RELATING TO THE CONTRACT--Contract Payments" on page 28.) Under Non-Qualified Contracts, Western Reserve will withhold from each partial withdrawal, systematic partial withdrawal or Surrender for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld. When Western Reserve incurs extraordinary charges, overnight mail expenses, for expediting delivery of a partial withdrawal or Surrender payment to a Contract Owner, Western Reserve will deduct such charges from the payment. The current charge for overnight delivery is $20. For the protection of the Owners, all requests for partial withdrawals or Surrenders of more than $100,000, or where the partial withdrawal or Surrender proceeds are to be sent to an address other than the address of record, will require a signature guarantee. All required guarantees of signatures must be made by a national or state bank, a member firm of a national stock exchange or any other institution which is an eligible guarantor institution as defined by rules and regulations of the SEC. If the Owner is a corporation, partnership, trust or fiduciary, evidence of the authority of the person seeking redemption is required before the request for withdrawal is accepted, including withdrawals under $100,000. For additional information, Owners may call Western Reserve at (800) 851-9777. Surrenders, partial withdrawals and Systematic Partial Withdrawals may be subject to tax including a penalty tax. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on pages 30-31.) For certain Qualified Contracts, a partial withdrawal may require the consent of the Owner's spouse under the Code and the regulations promulgated thereunder by the Treasury Department (the "Treasury Regulations"). (See "FEDERAL TAX MATTERS--Qualified

Plans" on pages 31-33.) For Qualified Contracts issued under Code Section 403(b), certain restrictions will apply. (See "FEDERAL TAX MATTERS--Qualified Plans" on pages 31-33.)


PARTIAL ANNUITIZATION

     Prior to the Maturity Date, and without Surrender of the Contract, the Owner may request that a portion of the Contract Value be applied to purchase a periodic annuity under a supplemental contract with Western Reserve. No such partial annuitization may take place until the first Anniversary, and any subsequent partial annuitization must be at least five years after the immediately preceding one. In addition, no partial annuitization amount will be permitted if it will: (1) reduce the Cash Value below $10,000; (2) exceed 50% of the Cash Value; or (3) purchase a monthly income of less than $100. No amount from the Fixed Account may be partially annuitized without Western Reserve's consent.

     The Owner must specify the Sub-Accounts from which amounts are to be partially withdrawn, and any applicable premium taxes will be deducted from the amount partially withdrawn.


     A partial annuitization may be subject to tax. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on pages 30-31.)



CONTRACT LOANS FOR 401(A), 401(K), AND 403(B) CONTRACTS

     After the twenty day Free Look Period and during the Accumulation Period,
(1) Owners of Contracts used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Code, if the TSA Plan is not subject to the Employee Retirement Income Security Act of 1974, and (2) Owners of Contracts purchased by a pension, profit-sharing, or other similar plan qualified under Section 401(a) of the Code (a "401 Plan"), including a Section 401(k) plan, where a plan trustee is the Owner, may elect a Contract loan endorsement under which the Owner can receive Contract loans. The availability of Contract loans will also be governed by the provisions of the TSA plans or 401 Plans involved. An Owner of a Contract used in connection with a TSA Plan or 401 Plan may be subject to income tax or tax penalties if loans from the plan are not repaid in accordance with applicable provisions of the Code. In addition, Internal Revenue Service authorities suggest that a Contract loan may, at least in certain circumstances, result in adverse tax consequences for the TSA Plan or 401 Plan. Accordingly, a competent tax advisor should be consulted before a Contract loan is requested.

     If the Contract loan endorsement is available, the Owner can borrow against the Contract an amount which may not exceed the lesser of (1) 50% of the Contract Value or (2) $50,000 reduced by the highest outstanding loan balance during the one-year period ending on the day before the loan date (determined below). However, if the Contract Value is less than $20,000, the Owner may borrow against the Contract the lesser of (1) 80% of the Contract Value or (2) $10,000. In all events, the minimum amount that can be borrowed is $1,000. The Owner has the sole responsibility for requesting loans and making loan repayments that comply with applicable tax requirements.

     When a loan is made, an amount equal to the loan will be withdrawn from the Sub-Accounts and the Fixed Account, as specified by the Owner, and transferred to the loan reserve. The loan reserve is part of the Fixed Account used as collateral for any Contract loan. If no Sub-Account or the Fixed Account is specified, the loan will be made from each Sub-Account and the Fixed Account in accordance with the Owner's current purchase payment allocation. Amounts transferred to the loan reserve do not participate in the investment experience of the Sub-Account or the Fixed Account from which they were withdrawn.

     All loan requests are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the loan request by Western Reserve at its Administrative Office. The loan date is the date Western Reserve processes the loan request. Under its current procedures, Western Reserve does not charge a fee to cover loan processing and expenses associated with establishment and administration of the loan reserve. However, Western Reserve reserves the right to charge such a fee or change it from time to time. The Contract will be the sole security for the loan. Western Reserve reserves the right to limit the number of loans an Owner may make during a Contract Year.

     On each Contract Anniversary, Western Reserve will compare the amount of the outstanding loan to the amount in the loan reserve. Western Reserve will also make this comparison whenever the Owner repays all or part of the loan. At each such time, if the amount of the outstanding loan (plus any unpaid interest) exceeds the amount in the loan reserve, Western Reserve will withdraw the difference from the Contract's Sub-Accounts and the Fixed Account and transfer it to the loan reserve, in the same fashion as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, Western Reserve will withdraw the difference from the loan reserve and transfer it to the Sub-Accounts and the Fixed Account in accordance with the Owner's current payment allocation. However, Western Reserve reserves the right to require the transfer to the Fixed Account if the amount was transferred from the Fixed Account to establish the loan.

     If the Contract loan at any time exceeds the Cash Value of the Contract, Western Reserve will mail a notice to the last known address of the Owner and any assignee of record. If the excess amount is not paid within 31 days after mailing of the notice, the Contract will terminate without value.


     LOAN INTEREST. Interest on any loan will be at the Contract loan annual rate of 6% in arrears unless, under a 401 Plan, a higher rate is requested by the Owner in the loan application. (See "Repayment of Loans," below.)


     Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4% per year. Western Reserve may declare from time to time higher current interest rates. Different current interest rates may be applied to the Fixed Account attributable to the loan reserve than to the rest of the Fixed Account.

     REPAYMENT OF LOANS. Principal and interest must be repaid in substantially level quarterly or monthly payments over a 5-year period or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period, but such an extended period cannot go beyond the year the Owner attains age 701/2. If a loan installment repayment is not received within 31 days from the installments' original due date, a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the Contract including any Withdrawal Charge, will take place. Under a Qualified Plan, this distribution may be subject to income tax and a penalty tax, and may cause the Contract to fail to qualify under the Code. (See "FEDERAL TAX MATTERS--Qualified Plans," pages 31-33.)

     While the Contract is in force and during the Accumulation Period, any loan may be repaid in full. IF NOT REPAID, LOANS WILL AUTOMATICALLY REDUCE THE AMOUNT OF ANY DEATH BENEFIT PROCEEDS, THE AMOUNT PAYABLE UPON A PARTIAL WITHDRAWAL OR SURRENDER OF THE CONTRACT AND THE AMOUNT APPLIED ON THE MATURITY DATE TO PROVIDE ANNUITY PAYMENTS.


DEATH BENEFITS DURING THE ACCUMULATION PERIOD

     If the Annuitant dies during the Accumulation Period and no Contingent Annuitant is named, Western Reserve will pay the death benefit proceeds to the Beneficiary upon receipt of due proof of death. If any Owner should die during the Accumulation Period, and an alternative election by the Beneficiary is not made as described below, Western Reserve will pay the death benefit proceeds to the Beneficiary upon receipt of due proof of death.

     The death benefit proceeds during the Accumulation Period will be the greatest of (1) the Contract Value as of the Death Report Day; or (2) the excess of (a) the amount of purchase payments paid, less (b) any partial withdrawal and partial annuitization amounts withdrawn from the Contract; or
(3) the Contract Value of as the fifth Contract anniversary, less any amounts withdrawn from the Contract after the fifth Contract Year to pay for partial withdrawals or partial annuitization.

     If the Beneficiary is the spouse of the deceased Owner, then the Beneficiary may elect to keep the Contract in force in lieu of receiving the death benefit proceeds. If the Beneficiary is not the spouse, the Beneficiary may elect one of the following options that provide for complete distribution of the death benefit proceeds and termination of this Contract: (i) within five years of the date of such Owner's death; (ii) over the lifetime of the Beneficiary; or (iii) over a period that does not exceed the life expectancy of such Beneficiary, as defined by the Code and the Treasury Regulations. Subparagraphs (ii) and (iii) apply only to individuals. All such payments must start within one year of the date of such Owner's death. (For a more detailed explanation of these requirements, see "FEDERAL TAX MATTERS--Additional Considerations" on pages 33-34.)

     If a Qualified Contract is issued to a retirement plan, similar provisions will apply upon the death of the plan participant. However, the required distribution rules are more complex in the case of a Qualified Contract held by a plan. Plan participants should consult a qualified pension or tax advisor concerning the operation of these rules.


                              ANNUITY PROVISIONS


MATURITY DATE AND SELECTION OF ANNUITY OPTIONS

     Provided the Contract is still in force, annuity payments will begin on the Maturity Date, which is, for both Non-Qualified Contracts and Qualified Contracts, the Anniversary nearest Attained Age 90. However, the Owner may change the Maturity Date at any time prior to the Maturity Date by written request. Any new Maturity Date must be at least five years after the Contract Date, and the Attained Age of the Annuitant as of the new Maturity Date cannot be greater than 90. The Qualified Contract is designed for use with several types of qualified plans. Consult your tax adviser about the use of a Qualified Contract with qualified plans, including the specified minimum distribution rules applicable to such plans.

     Annuity payments will be paid under Option B (described below), with 120 payments guaranteed, unless the Owner elects otherwise. The Owner may change the annuity option by written request at any time prior to the Maturity Date. The Owner may also select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, subject to the requirement that the annuity option and payment frequency provides for payments of at least $100 per period. If this is not possible, a lump sum payment will be made.


ANNUITY OPTIONS

     The Owner may select one or more of the annuity options described below, or any alternate form of settlement acceptable to Western Reserve. Treasury Regulations may preclude the availability of certain annuity options in connection with certain Qualified Contracts. The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the Annuitant's age when payments begin and the duration of guaranteed payments, if any.

     OPTION A-FIXED INSTALLMENTS. The annuity proceeds will be paid in equal installments over a fixed period of 5, 10, 15, 20, 25 or 30 years.

     OPTION B-LIFE INCOME. The annuity proceeds will be paid in equal installments: (1) during the lifetime of the Annuitant only ("Life Annuity");
(2) during a fixed period certain and for the remaining lifetime of the Annuitant ("Certain Periods"); or (3) until the sum of installments paid equals the annuity proceeds applied and for the remaining life of the Annuitant ("Installment Refund"). Guaranteed payment periods may be elected for 5 and 10 years under the Certain Period option, or for the period in which the total payments will be equal to the annuity proceeds on the Maturity Date under the Installment Refund option.

     OPTION C-JOINT AND SURVIVOR LIFE INCOME. The proceeds will be paid during the joint lifetimes of the Annuitant and a designated Co-Annuitant and will (1) continue upon the death of the first payee for the remaining lifetime of the survivor or (2) be reduced by one-third upon the death of the first payee and continue for the remaining lifetime of the survivor.


MINIMUM GUARANTEED INTEREST RATES

     The annuity options discussed above provide for the determination of annuity payments on a fixed basis, as opposed to a variable basis. That is, Western Reserve guarantees that after the Maturity Date, monies held under an annuity option will be credited with interest at a minimum guaranteed effective annual rate of 4.0%. In addition to guaranteeing this minimum rate, Western Reserve may from time to time and in its sole discretion credit higher interest rates.


DEATH BENEFITS AFTER THE MATURITY DATE


     Death benefits, if any, payable after the Maturity Date will be paid in accordance with the annuity option then in effect. (For additional information about death benefit payments under the Contract, see "ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 26.)

IMPROVED ANNUITY RATES


     Western Reserve guarantees that if, at the Maturity Date, it is offering annuity contracts of the same type and class as the Contract with more favorable rates contained in the income tables therein, the improved rates will be made available to the Owner.


PROOF OF AGE, SEX, AND SURVIVAL


     Western Reserve may require proper proof of age and sex of any Annuitant or Co-Annuitant prior to making the first annuity payment. Prior to making any payment, Western Reserve may require proper proof that the Annuitant or Co-Annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in sex of any payee, annuity payments will be determined using unisex rates.



                    OTHER MATTERS RELATING TO THE CONTRACT


CHANGES IN PURCHASE PAYMENTS


     The Owner may change the amount and the mode of the anticipated Purchase Payment pattern specified in the Contract, if agreed to by Western Reserve.


TWENTY DAY FREE LOOK


     An Owner may, at any time within twenty days of receipt of the Contract, return it to the agent from whom it was purchased or to Western Reserve at its Administrative Office. If the Contract is returned within this twenty day period, Western Reserve will pay to the Owner the sum of: (1) the difference, if any, between the Purchase Payment received and the amounts allocated to the Series Account and the Fixed Account under the Contract; plus (2) the amount allocated to the Fixed Account under the Contract; and (3) the Series Account Value on the date Western Reserve or its authorized agent receives the returned Contract. The Owner bears the investment risk during the twenty day period. (Certain states require Western Reserve to refund the Purchase Payment, which may be greater or less than the amount computed above. In these states, Western Reserve bears the investment risk during the twenty day period.)


CONTRACT PAYMENTS


     All payments under the Contract will be paid in one sum unless the Owner elects otherwise. Western Reserve reserves the right to suspend or postpone the right of withdrawal or postpone the date of payment for any period: (1) the Exchange is closed, other than customary weekend and holiday closing, or trading on the Exchange is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Owners; or (3) an emergency exists, as determined by the SEC, as a result of which valuation or disposal of securities is not reasonably practicable. Transfers may also be postponed under these circumstances.


     Payments of any amounts derived from Purchase Payments paid by check or bank draft may be delayed until the check or bank draft has cleared the payor's bank.


OWNERSHIP


     The Owner is the person entitled to exercise all rights under the Contract. Prior to the Maturity Date, the Owner is the person designated in the application or as subsequently named. If two Owners are named, the Contract will be owned jointly and the consent of each Owner will be required to exercise ownership rights under the Contract. These rights may be subject to the consent of any assignee or irrevocable Beneficiary.


     With regard to Non-Qualified Contracts, ownership of the Contract may be changed or the Contract collaterally assigned at any time during the lifetime of the Annuitant and prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. The assignment of a Contract will be treated as a distribution of the Contract Value for Federal tax purposes. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on pages

30-31.) Any change of ownership or assignment must be made in writing and accepted by Western Reserve, and, if accepted, will be effective as of the date accepted by Western Reserve. Western Reserve assumes no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any change of ownership or assignment.


     With regard to Qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, or even prohibition under the Code, and must also be permitted under the terms of the underlying retirement plan.


ANNUITANT AND CONTINGENT ANNUITANT

     The Annuitant is the person named in the application to receive annuity payments. If no person is so named, the Owner will be the Annuitant. As of the Maturity Date, and upon agreement with Western Reserve, the Owner may elect a different Annuitant or, if annuity Option C has been selected, add a joint annuitant. On the Maturity Date, the Annuitant(s) will become the payee(s) and receive the annuity payments.


     A Contingent Annuitant may also be named in the application. If a Contingent Annuitant has been named and the Annuitant dies during the Accumulation Period while the Owner is alive, the Contract will continue in force and the Contingent Annuitant will become the new Annuitant. If no Contingent Annuitant has been named and the Annuitant dies during the Accumulation Period, the Contract will terminate and a death benefit will be paid to the Beneficiary. (See "ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 26.) At any time during the Accumulation Period, and upon agreement with Western Reserve, the Owner may add or change the Contingent Annuitant.



BENEFICIARY

     The Beneficiary is the person or persons named in the application or as subsequently changed. The Beneficiary may be changed during the lifetime of the Annuitant, subject to the rights of any irrevocable Beneficiary. Any change must be made in writing and received at Western Reserve's Administrative Office and, if accepted, will be effective as of the date on which signed by the Owner. Western Reserve assumes no liability for any payments made or actions taken before the change is received and shall not be responsible for the validity or effect of the change. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Owner or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a Beneficiary.


MODIFICATION OR WAIVER

     The contract and the application constitute the entire Contract. Only statements in the application can be used to void the Contract or defend a claim. The statements are considered representations and not warranties. No Contract provision can be waived or changed except by endorsement. Only the President or Secretary of Western Reserve can agree to change or waive any provision of the Contract.

     The Contract may not be modified by Western Reserve without the consent of the Owner, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency or to improve the rights and/or benefits under the Contract.


                              FEDERAL TAX MATTERS


INTRODUCTION

     The Contracts are designed for use by individuals to accumulate Contract Values and may be used by retirement plans regardless of whether the plans qualify for special Federal income tax treatment. The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depends on Western Reserve's tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon Western Reserve's understanding of the Federal income tax laws as they are currently interpreted. Western Reserve makes no representations regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Portfolios.


COMPANY TAX STATUS


     Western Reserve is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Because the Series Account is not an entity separate from Western Reserve and its operations form a part of Western Reserve, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and taken into account in determining the Contract Value. Western Reserve believes that under existing Federal income tax law, the Series Account's investment income, including realized net capital gains, will not be taxed to Western Reserve. Based upon this belief, it is anticipated that no charges will be made against the Series Account for Federal income tax. Western Reserve reserves the right to make a deduction for taxes from the assets of the Series Account should they be imposed with respect to such items in the future.


TAXATION OF ANNUITIES


     The following discussion assumes the Contract will qualify as an annuity contract for Federal income tax purposes.


     1. IN GENERAL. Code Section 72 governs taxation of annuities. In general, an Owner is not taxed on increases in value under a Contract until some form of distribution is made under the Contract. The exception to this rule is that generally, an Owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the Contract Value over the investment in the Contract during the taxable year with respect to Purchase Payments made after February 28, 1986. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution.


     2. PARTIAL WITHDRAWALS AND SURRENDERS. In the case of a partial withdrawal, Systematic Partial Withdrawal or Surrender distributed to a participant or Beneficiary under a Qualified Contract (other than a Qualified Contract used in a retirement plan that qualifies for special Federal income tax treatment under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total Contract Value. The "investment in the contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For contracts issued in connection with qualified plans, the "investment in the contract" can be zero.


     Generally, in the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender under a Non-Qualified Contract before the Maturity Date, amounts received are first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal, Systematic Partial Withdrawal or Surrender exceeds the "investment in the contract" at that time. Any additional amount partially withdrawn, applied to a Systematic Partial Withdrawal or surrendered is not taxable. In the event of a partial withdrawal or Systematic Partial Withdrawal from, or Surrender of, a Non-Qualified Contract, Western Reserve will withhold for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld. A partial annuitization may be treated as a partial withdrawal from the Contract prior to the Maturity Date, which could generate taxable income to the extent the amounts held under the Contract exceed the investment in the Contract. Accordingly, an Owner should contact a competent tax adviser before effecting a partial annuitization.

     3. ANNUITY PAYMENTS. Although the tax consequences may vary depending on the annuity option elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable. For annuity payments on a fixed basis, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the Contract, and thereafter the full amount or each annuity payment is taxable. If death occurs before full recovery of the investment in the Contract, the unrecovered amount may be deducted on the Annuitant's final tax return.


     4. PENALTY TAX ON CERTAIN DISTRIBUTIONS. In the case of a distribution pursuant to a Non-Qualified Contract, a penalty tax may be imposed equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the Owner attains age 591/2, (2) made as a result of death of the Owner or disability of the taxpayer, or (3) received in substantially equal installments as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.


     5. TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full Surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the Contract remains the amount of any Purchase Payments paid which were not excluded from gross income.


     6. MULTIPLE CONTRACTS. All non-qualified, deferred annuity contracts entered into after October 21, 1988 that are issued by Western Reserve (or its affiliates) to the same Owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.


     7. TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS. A transfer of ownership or assignment of a Contract, the designation of an Annuitant or other Beneficiary who is not also the Owner, the selection of certain Maturity Dates, or a change of Annuitant, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transfer, assignment, selection or change should contact a competent tax adviser in respect to the potential tax effects of such a transaction.


     8. POSSIBLE CHANGES IN TAXATION. In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as the IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be effective prior to the date of the change.


QUALIFIED PLANS


     The Qualified Contract is designed for use with several types of qualified retirement plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 591/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, Western Reserve makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract therefore.


     1. (a) SECTION 403(B) PLANS. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations, However, such payments may be subject to FICA (Social Security) taxes. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 591/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.


       (b) RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM. Section
36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity policy issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.



     2. INDIVIDUAL RETIREMENT ANNUITIES. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA". Individual Retirement Annuities are subject to limitation on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an IRA on a tax-deferred basis. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.


     3. CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS. Section 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.


     4. DEFERRED COMPENSATION PLANS. Section 457 of the Code, although not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Contracts can be used with such plans. Such plans may permit a participant to specify the form of investment in which his or her participation will be made. In general, for non-governmental plans, such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.


     5. DISTRIBUTION FROM QUALIFIED PLANS.


     Under the tax qualification rules for Section 401(a), 403(b), 408 and 457 plans, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 701/2 or (ii) retires, and must be made in specified form and manner. If the plan participant is a "five percent owner" (as defined in the Code), distributions generally must begin no later than the date described in (i). Special rules and other restrictions may apply depending on the type of plan and the particular circumstances. Each Owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules, and should consult a qualified tax adviser.


     6. RESTRICTIONS UNDER QUALIFIED CONTRACTS.


     Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.


     The above description of Federal income tax consequences pertaining to the different types of qualified plans that may be funded by the Contracts is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. In addition, the Tax Reform Act has significantly changed a great many rules for qualified plans. Anything less than full compliance with the applicable rules, all of which are subject to change, may have significant adverse tax consequences. A prospective purchaser considering the purchase of a Contract in connection with a qualified plan should first consult a qualified and competent tax adviser with regard to the suitability of the Contract as an investment vehicle for the qualified plan.


ADDITIONAL CONSIDERATIONS

     1. DIVERSIFICATION. Section 817(h) of the Code requires that the investments of the Series Account must be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under Section 72 of the Code. The Series Account, through the Fund, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817.5, which affect how the Fund's assets may be invested. Western Reserve believes the Series Account will, thus, meet the diversification requirements of Section 817(h). If the Series Account does not meet those diversification requirements, Owners would be taxed currently on any investment income under the Contract.

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The Treasury Department has stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (I.E., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement further states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of more sub-accounts in which to allocate net purchase payments and Contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in an Owner being treated as the owner of the assets of the Series Account. In addition, Western Reserve does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Western Reserve therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Series Account.

     2. DISTRIBUTION-AT-DEATH RULES. The Code also requires non-qualified annuity contracts to contain specific provision for distribution of the Contract proceeds upon the death of the Owner. In order to be treated as an Annuity Contract for Federal income tax purposes, the Code requires that such Contracts provide that (a) if any Owner dies on or after the Maturity Date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the Owner's death; and (b) if any Owner dies before the Maturity Date, the entire interest in the Contract must generally be distributed within 5 years after the Owner's date of death. These requirements will be considered satisfied if the entire interest of the Contract is used to purchase an immediate annuity under which payments will begin within one year of the Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The Owner's Beneficiary is the person to whom ownership of the Contract passes by reasons of death and must be a natural person. If the Beneficiary is the Owner's surviving spouse, the Contract may be continued with the surviving spouse as the new Owner. Non-Qualified Contracts will be reviewed and modified if necessary to attempt to assure that they comply with the Code requirements when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

     3. WITHHOLDING. Withholding of Federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies Western Reserve of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding. Effective January 1, 1993, certain distributions from Section 401(a), 403(a) and 403(b) Plans are subject to mandatory withholding.

     4. SECTION 1035 EXCHANGES. Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered Contract was issued prior to August 14, 1982, the tax rules that formerly provided that the Surrender was taxable only to the extent the amount received exceeds the Owner's investment in the Contract will continue to apply to amounts allocable to investment in the Contract before August 14, 1982. In contrast, Contracts issued on or after January 19, 1985 in a Code Section 1035 exchange are treated as new Contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective purchasers wishing to take advantage of Code
Section 1035 should consult their tax advisors.

     5. DIVERSIFICATION AND QUALIFIED PLANS. Code Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described above) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Contracts from application of the diversification rules, the investment vehicle for Western Reserve's Qualified Contracts (I.E., the Fund) will be structured to comply with the diversification standards because it serves as the investment vehicle for Non-Qualified Contracts as well as Qualified Contracts.


                               THE FIXED ACCOUNT

     An Owner may allocate Net Purchase Payments and transfer Contract Values to the Fixed Account, which is part of Western Reserve's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account, the general account nor any interests therein are generally subject to the provisions of these Acts and Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Contract Value allocated to the Fixed Account (the "Fixed Account Value") will be credited with rates of interest, as described below. Because the Fixed Account Value becomes part of

Western Reserve's general account, Western Reserve assumes the risk of investment gain or loss on this amount. All assets in the general account are subject to Western Reserve's general liabilities from business operations.


MINIMUM GUARANTEED AND CURRENT INTEREST RATES


     The Fixed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. Western Reserve presently credits the Fixed Account Value with current rates in excess of the minimum guarantee but it is not obligated to do so. Western Reserve has no specific formula for determining current interest rates. Some of the factors that Western Reserve may consider, in its sole discretion, in determining whether to credit interest in excess of the 4% guaranteed rate are: general economic trends, rates of return currently available and anticipated on the company's investments, regulatory and tax requirements, and competitive factors. The Fixed Account Value will not share in the investment performance of the company's general account or any portion thereof. Because Western Reserve, at its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Fixed Account Value will be credited with different current interest rates.



     Western Reserve further guarantees that when a higher or lower current interest rate is declared on an allocation to the Fixed Account Value, that new interest rate will be guaranteed on such allocation for at least a one year period measured from the date of each Purchase Payment or transfer (the "Guarantee Period"). At the end of the Guarantee Period, Western Reserve reserves the right to declare a new current interest rate on such allocation and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account Value on that date). The rate declared on such allocation and accrued interest thereon at the end of each Guarantee Period will be guaranteed again for another Guarantee Period. At the end of any Guarantee Period, any interest credited on the Fixed Account Value in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of Western Reserve. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.



     Allocations from the Fixed Account Value to provide: a) partial withdrawal amounts, b) partial annuitization amounts, c) transfers to the Series Account, or d) the Annual Contract Charge are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.


     Western Reserve reserves the right to change the method of crediting interest from time to time, provided that such changes will not have the effect of reducing the guaranteed rate of interest below 4% per annum.


FIXED ACCOUNT VALUE


     At the end of any Valuation Period, the Fixed Account Value is equal to:

   1. The sum of all Net Purchase Payments allocated to the Fixed Account;
   plus
   2. Any amounts transferred from a Sub-Account to the Fixed Account; plus
   3. Total interest credited to the Fixed Account; minus
   4. Any partial annuitizations from the Fixed Account; minus
   5. Any partial withdrawals or Surrenders from the Fixed Account; minus
   6. Any amounts transferred to a Sub-Account from the Fixed Account; minus
   7. Any amounts charged to the Fixed Account to pay the Administration Fee.


ALLOCATIONS, TRANSFERS AND WITHDRAWALS

     Net Purchase Payments and transfers to the Fixed Account will be allocated to the Fixed Account on the first Valuation Date on or following the date Western Reserve receives the payment or transfer request at its Administrative Office, except that any allocation of the initial Net Purchase Payment will take place on the Contract Date.

     Transfers may be made from the Fixed Account to a Sub-Account once each Contract Year. No transfer charge will apply to transfers from the Fixed Account to a Sub-Account. Amounts may be withdrawn from the Fixed Account for partial annuitizations, partial withdrawals, and Surrenders only upon written request and

(other than for Surrenders) only with Western Reserve's consent. Western Reserve further reserves the right to defer payment of transfers, partial withdrawals, or Surrenders (but not partial annuitizations) from the Fixed Account for up to six months. In addition, Contract provisions relating to transfers, partial annuitizations, partial withdrawals or Surrenders from the Series Account will also apply to the Fixed Account. Dollar Cost Averaging may be done from the Fixed Account. (See "THE CONTRACT ACCUMULATION PROVISIONS--Transfer to and from, and among Sub-Accounts" on page 21.)




                         DISTRIBUTION OF THE CONTRACTS



     The Contracts will be sold by individuals who, in addition to being licensed as life insurance agents for Western Reserve, are also registered representatives of ISI, which has the same address as Western Reserve, an affiliate of Western Reserve and the principal underwriter of the Contracts, or of broker-dealers who have entered into written sales agreements with the principal underwriter. ISI is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts have been retained by ISI for acting as principal underwriter for the Contracts. Broker-dealers will generally receive first year sales commissions of up to 0.75% (seventy-five one hundredths of one percent) of Purchase Payments. In addition, broker-dealers may receive renewal commissions of up to 0.75% of the Annuity Value as of each Contract Anniversary, beginning in the second Contract year and each year thereafter, providing the Contract has an Annuity Value of $25,000 or more on each Anniversary. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable Federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker-dealers for their sale of the Contracts. The offering of Contracts will be made on a continuing basis.



                                 VOTING RIGHTS


     To the extent required by law, Western Reserve will vote the Fund shares held in the Series Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts of the Series Account. Except as required by the 1940 Act, the Fund does not hold regular or special shareholder meetings. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Western Reserve determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.


     The number of votes that an Owner has the right to instruct will be calculated separately for each Sub-Account, and will be determined by dividing the portion of the Contract Value in that Sub-Account by $100. Fractional shares will be counted. The number of votes of the Portfolio that the Owner has the right to instruct will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.


     Western Reserve will vote Fund shares as to which no timely instructions are received and Fund shares that are not attributable to Owners in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will reduce the votes eligible to be cast by Western Reserve.


     Each person having a voting interest in a Sub-Account will receive proxy materials, reports and other materials relating to the appropriate Portfolio.


                               LEGAL PROCEEDINGS


     There are at present no legal proceedings to which the Series Account is a party or to which the assets of the Series Account are subject. Western Reserve is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Series Account. ISI, the Series Account's principal underwriter, is not presently a party to any legal proceedings that are likely to have a material adverse effect upon its ability to perform its contract with the Series Account.

                      STATEMENT OF ADDITIONAL INFORMATION


     The Statement of Additional Information contains information and financial statements relating to the Series Account and Western Reserve. The Table of Contents of the Statement of Additional Information is set forth below:


   1. Custodian
   2. Independent Accountants
   3. Legal Matters
   4. Distribution of Contracts
   5. Calculation of Performance Related Information
   6. Addition, Deletion, and Substitution of Investments
   7. Financial Statements


     Inquiries and requests for a Statement of Additional Information should be directed to Western Reserve Life Assurance Co. of Ohio, P.O. Box 9051, Clearwater, Florida 34618-9051; telephone number (800) 851-9777.





































WRL00006-01/98

                           WRL SERIES ANNUITY ACCOUNT
                          WRL FREEDOM VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1997

     Incorporated by reference herein is the above-referenced Statement of Additional Information dated May 1, 1997, as filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 of WRL Series Annuity Account, File No. 33-24856 (April 30, 1997).

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

                          WRL SERIES ANNUITY ACCOUNT



                         WRL FREEDOM VARIABLE ANNUITY



                     Flexible Payment Variable Accumulation
                            Deferred Annuity Contract

                                    Issued by

                   Western Reserve Life Assurance Co. of Ohio
                               201 Highland Avenue
                              Largo, Florida 33770
                            Telephone: (800) 851-9777
                                 (813) 585-6565





                       STATEMENT OF ADDITIONAL INFORMATION








     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated January 1, 1998, which is available without charge by contacting Western Reserve Life Assurance Co. of Ohio ("Western Reserve") at P.O. Box 9051, Clearwater, Florida 34618-9051 or at the above telephone number.




                                 January 1, 1998












WRL00007-01/98

                                TABLE OF CONTENTS



                                                             Page
Custodian  ................................................   3
Independent Accountants   .................................   3
Legal Matters .............................................   3
Distribution of Contracts .................................   3
Calculation of Performance Related Information ............   3
Addition, Deletion, and Substitution of Investments  ......   6
Financial Statements   ....................................   6

                                    CUSTODIAN


     The assets of WRL Series Annuity Account (the "Series Account") are held by Western Reserve. The assets of the Series Account are kept physically segregated and held apart from the general account of Western Reserve. WRL Investment Services, Inc. maintains records of all purchases and redemptions of shares of the WRL Series Fund, Inc. (the "Fund"). Additional protection for the assets of the Series Account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc., provides additional fidelity coverage to a limit of $12 million.




                             INDEPENDENT ACCOUNTANTS

     The accounting firm of Price Waterhouse LLP, independent accountants, provided audit services to the Series Account for the year ended December 31, 1996. The principal business address of Price Waterhouse LLP is 1055 Broadway, Kansas City, Missouri 64105. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1996. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.



                                  LEGAL MATTERS


     Sutherland, Asbill & Brennan LLP, Washington, D.C., has provided advice on certain legal matters concerning Federal securities laws in connection with the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan. Esq., Vice President and Associate General Counsel of Western Reserve.




                            DISTRIBUTION OF CONTRACTS

   The offering of Contracts will be made on a continuous basis.



                 CALCULATION OF PERFORMANCE RELATED INFORMATION

     A. YIELD AND EFFECTIVE YIELD QUOTATIONS FOR THE MONEY MARKET SUB-ACCOUNT

     YIELD - The yield quotation set forth in the Prospectus for the Money Market Sub-Account is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement, and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

     EFFECTIVE YIELD - The effective yield quotation set forth in the Prospectus for the Money Market Sub-Account is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Sub-Account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period. A hypothetical charge, reflecting deductions from Owner accounts, is subtracted from the balance. The difference is divided by the value of the account at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:


            EFFECTIVE YIELD = ( {BASE PERIOD RETURN + 1} 365/7 ) - 1


     The effective yield is shown at least to the nearest hundredth of one percent.


     HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all Owner accounts in proportion to the length of the base period. Such fees and charges include the $30 Administration Fee, calculated on the basis of an average Series Account Value per Contract of $37,493, which converts that charge to an assumed charge at an annual rate of 0.08% of the Series Account Value. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the Withdrawal Charge that may be assessed at the time of redemption in an amount ranging up to 5% of the requested redemption amount. The specific Withdrawal Charge fees percentage applicable to a particular redemption depends on the length of time Purchase Payments have been held under the Contract and whether redemptions have been previously made during that Contract Year. (See "Charges and Deductions--Withdrawal Charge" on pages 17-18 of the Prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts except premium taxes. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of assets held by the Money Market Sub-Account and the Fund are excluded from the calculation of yield.



   B. TOTAL RETURN AND YIELD QUOTATIONS FOR THE AGGRESSIVE GROWTH, EMERGING GROWTH, GROWTH, GLOBAL, BALANCED, STRATEGIC TOTAL RETURN, BOND, GROWTH & INCOME, TACTICAL ASSET ALLOCATION, VALUE EQUITY, C.A.S.E. GROWTH, GLOBAL SECTOR, INTERNATIONAL EQUITY, U.S. EQUITY AND THIRD AVENUE VALUE SUB-ACCOUNTS



     The total return quotations set forth in the Prospectus for all of these Sub-Accounts holding assets for the Contracts are average annual total return quotations for the one, three, five, and ten-year periods (or, while a Sub-Account has been in existence for a period of less than one, three, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Series Account and for the period from the date the Sub-Accounts commenced operations until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P(1 + T)n = ERV

     Where:   P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = ending redeemable value at the end of the particular period of a hypothetical $1,000 payment made at the beginning of the particular period.


     For purposes of the total return quotations for all these Sub-Accounts, the calculations take into effect all fees that are charged to all Owner accounts. Such fees include the $30 Administration Fee, calculated on the basis of an average Series Account Value per Contract of $37,493, which translates that charge into an assumed charge at an annual rate of 0.08% of the Series Account value. The calculations also assume a complete redemption as of the end of the particular period. The calculations do not reflect the effect of any premium taxes or transfer charges that may be applicable to a particular Contract.


     The yield quotations, if any, for all of the Sub-Accounts except the Money Market Sub-Account set forth in the Prospectus are based on the thirty-day period ended on the date of the most recent balance sheet of the Series Account and is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                                       a-b
                        YIELD = 2 [ ( ----- + 1)6 - 1]
                                       cd

   Where: a = net investment income earned during the period by the corresponding Portfolio of the Fund attributable to shares owned by the Sub-Account.

          b = expenses accrued for the period (net of reimbursement).

          c = the average daily number of Accumulation Units outstanding during the period.

          d = the maximum offering price per Accumulation Unit on the last day of the period.

     For purposes of the yield quotations for all of these Sub-Accounts the calculations take into effect all fees that are charged to all Owner accounts. Such fees include the $30 Administration Fee, calculated on the basis of an average Series Account Value per Contract of $37,493, which translates that charge into an assumed charge at an annual rate of 0.08% of the Series Account value. The calculations do not take into account any premium taxes, the Withdrawal Charge or any transfer charges.

     Premium taxes currently range from 0% to 3.5% of Purchase Payments depending upon the jurisdiction in which the Contract is delivered. A Withdrawal Charge may be assessed at the time of redemption in an amount ranging up to 5% of the requested redemption amount, with the specific percentage applicable to a particular redemption depending on the length of time Purchase Payments were held under the Contract, and whether redemptions had been previously made during that Contract Year. (See "Charges and Deductions--Withdrawal Charge" on pages 17-18 of the Prospectus.)

     C. OTHER PERFORMANCE DATA

     Western Reserve may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

     Western Reserve may from time to time also disclose in advertisements and sales literature yields and non-standard total returns for the Sub-Accounts (some of which do not include Contract and Series Account fees and charges) including such disclosure for the Sub-Accounts for periods prior to the date the Sub-Accounts commenced operations.

     For periods prior to the date each Sub-Account commenced operations, performance information will be calculated based on the performance of the Fund's corresponding Portfolios that commenced operations prior to each Sub-Account, and the assumption that each Sub-Account was in existence for the same periods as those indicated for each respective Portfolio, with a level of fees and charges approximately equal to those currently assessed against each Sub-Account and the Contract. The Prospectus contains a table which shows average annual total returns for periods prior to the date each Sub-Account commenced operations. The Prospectus also contains a similar table for the same periods which shows average annual total returns which do not reflect any charge on amounts surrendered or withdrawn. The total returns in the second table are calculated in exactly the same manner as those in the preceding table, except that the ending redeemable value of the hypothetical account for the periods is replaced with an ending value for the periods that does not take into account any charge on amounts surrendered or withdrawn.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

     D. ADVERTISING AND SALES LITERATURE

     From time to time Western Reserve may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient, and portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that will provide a higher return with the same risk or the same return with lower risk.

     When presenting the asset allocation process Western Reserve may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. Western Reserve may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include lbbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by the Company to be appropriate. Western Reserve may also provide a historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. Western Reserve may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. Western Reserve may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, Western Reserve may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.



               ADDITION, DELETION, AND SUBSTITUTION OF INVESTMENTS

     Western Reserve reserves the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held by the Series Account or that the Series Account may purchase. Western Reserve reserves the right to eliminate the shares of any of the Portfolios of the Fund and to substitute shares of another Portfolio of the Fund or of another open-end registered investment company, if the shares of a Portfolio are no longer available for investment, or if in Western Reserve's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Series Account. Western Reserve will not, however, substitute any shares attributable to an Owner's interest in a Sub-Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law.

     Western Reserve also reserves the right to establish additional Sub-Accounts, each of which would invest in a new Portfolio of the Fund, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new Sub-Accounts will be made available to existing Owners on a basis to be determined by Western Reserve. Western Reserve may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions warrant.

     In the event of any such substitution or change, Western Reserve may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interests of persons having voting rights under the Contracts, the Series Account may be operated as a management company under the 1940 Act, or, subject to any required approval, it may be deregistered under that Act in the event such registration is no longer required.



                              FINANCIAL STATEMENTS

     The financial statements of Western Reserve which are included in this Statement of Additional Information should be considered only as bearing on the ability of Western Reserve to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Series Account.

     Financial Statements for Western Reserve for the years ended December 31, 1996, 1995 and 1994 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles ("GAAP").

                          INDEX TO FINANCIAL STATEMENTS


WRL SERIES ANNUITY ACCOUNT (FREEDOM AND ATTAINER VARIABLE ANNUITIES):

     Report of Independent Accountants dated January 31, 1997

     Statements of assets, liabilities and equity accounts and statements of operations for the year ended December 31, 1996

     Statements of changes in equity accounts for the years ended December 31, 1996 and 1995

     Selected per unit data and ratios for the years ended December 31, 1996, 1995, 1994, 1993 and 1992

     Notes to Financial Statements

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO:

     Report of Independent Auditors dated February 21, 1997

     Statutory-Basis Balance sheets at December 31, 1996 and 1995

     Statutory-Basis Statements of operations for the years ended December 31, 1996, 1995 and 1994

     Statutory-Basis Statements of changes in capital and surplus for the years ended December 31, 1996, 1995 and 1994

     Statutory-Basis Statements of cash flows for the years ended December 31, 1996, 1995 and 1994

     Notes to Statutory-Basis Financial Statements

     Statutory-Basis Financial Statement Schedules

WRL Series Annuity Account

                                     PART C
                                OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)    Financial Statements

                  The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B which is incorporated by reference herein.

            (b)   Exhibits
                  (1) Copy of resolution of the Board of Directors of Western Reserve establishing the Series Account. (1)

                  (2)    Not Applicable.

                  (3)    Distribution of Contracts

                         (a) Form of Master Service and Distribution Compliance Agreement.(5)

                         (b)   Form of Broker/Dealer Supervisory and
                               Service Agreement. (2)

                         (c) Form of Broker/Dealer Supervisory and Service Agreement. (2)

                  (4)    (a)   Specimen Flexible Payment Variable Accumulation
                               Deferred Annuity Contract. (4)

                         (b)   Contract Loan Endorsements.  (6)

                         (c)   Other Endorsements.  (6)

                  (5) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. (1)

                  (6)    (a)   Copy of Second Amended Articles of Incorporation
                               of Western Reserve. (3)
                         (b)   Copy of Amended Code of Regulations of Western
                               Reserve. (5)

                  (7)    Not Applicable.

                  (8)    Not Applicable.

                  (9) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered.

                  (10)   (a)   Written Consent of Sutherland, Asbill & Brennan
                               LLP
                         (b)   Written Consent of Ernst & Young LLP.
                         (c)   Written Consent of Price Waterhouse LLP.

                  (11)   Not Applicable.

                  (12)   Not Applicable.

                  (13)   Schedules for Computation of Performance Quotations.
                         (6)

                  (14)   Not Applicable.

                  (15)   (a)   Powers of Attorney. (7)
                         (b)   Power of Attorney - James R. Walker. (8)

-------------------------------------
(1) This exhibit was previously filed on Form N-4 dated October 11, 1988 (File No. 33-24856) and is incorporated herein by reference.

(2) This exhibit was previously filed on Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement dated December 19, 1989 (File No. 33-31140) and is incorporated herein by reference.

(3) This exhibit was previously filed on Post-Effective Amendment No. 1 to the Form N-4 Registration Statement dated May 1, 1989 (File No. 33-24856) and is incorporated herein by reference.

(4) This exhibit was previously filed on Post-Effective Amendment No. 2 to the Form N-4 Registration Statement dated May 1, 1990 (File No. 33-24856) and is incorporated herein by reference.

(5) This exhibit was previously filed on Post-Effective Amendment No. 3 to the Form N-4 Registration Statement dated March 1, 1991 (File No. 33-24856) and is incorporated herein by reference.

(6) This exhibit was previously filed on Post-Effective Amendment No. 7 to the Form N-4 Registration Statement dated April 28, 1993 (File No. 33-24856) and is incorporated herein by reference.

(7) This exhibit was previously filed on Post-Effective Amendment No. 10 to the Form N-4 Registration Statement dated April 25, 1995 (File No. 33-24856) and is incorporated herein by reference.

(9) This exhibit was filed on Post-Effective Amendment No. 7 to the Form N-4 Registration Statement dated December 23, 1996 (File No. 33-49556) and is incorporated herein by reference.

Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

                            PRINCIPAL               POSITION AND OFFICES
       NAME              BUSINESS ADDRESS               WITH DEPOSITOR
       ----              ----------------           --------------------

John R. Kenney                  (1)                 Chairman of the Board,
                                                    Chief Executive Officer
                                                    and President


Patrick S. Baird         4333 Edgewood Rd. N.E.     Director
                         Cedar Rapids, Iowa 52499

Lyman H. Treadway        30195 Chagrin Boulevard    Director
                         Suite 210N
                         Cleveland, OH  44124

Jack E. Zimmerman        507 St. Michel Circle      Director
                         Kettering, Ohio  45429

James R. Walker          3320 Office Park Drive     Director
                         Dayton, Ohio  45439

Alan M. Yaeger                  (1)                 Executive Vice
                                                    President, Actuary
                                                    and Chief Financial Officer

G. John Hurley                  (1)                 Executive Vice
                                                    President


William H. Geiger               (1)                 Senior Vice President,
                                                    Secretary and
                                                    General Counsel


Allan J. Hamilton               (1)                 Vice President, Treasurer
                                                    and Controller

-------------------------
(1)  201 Highland Avenue, Largo, Florida 33770

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

VERENGING AEGON Netherlands Membership Association

AEGON n.v. Netherlands Corporation  (53.63%)

   AEGON Netherland N.V. Netherlands Corporation (100%)

   AEGON Nevark Holding B.V. Netherlands Corporation (100%)

   Groninger Financieringen B.V. Netherlands Corporation (100%)

   AEGON International N.V. Netherlands Corporation (100%)

       Voting Trust - (Trustees - K.J. Storm, Donald J. Shepard, H.B. Van
         Wijk, Dennis Hersch)

        AEGON U.S. Holding Corporation (DE) (100%)
            Short Hills Management Company (NJ) (100%)
            CORPA Reinsurance Company (NY) (100%)
            AEGON Management Company (IN) (100%)
            RCC North America Inc. (DE) (100%)

        AEGON USA, Inc. - Holding Co. (IA) (100%)
            First AUSA Life Insurance Company - Insurance Holding Co. (MD)
             (100%)
                 AUSA Life Insurance Company, Inc. - Insurance (NY) (100%)
                 Life Investors Insurance Company of America - Insurance (IA)
                   (100%)
                     Bankers United Life Assurance Company - Insurance (IA)
                       (100%)
                 PFL Life Insurance Company - Insurance (IA) (100%)
                 Southwest Equity Life Insurance Company - Insurance (AZ)
                   (100% Voting Common)
                 Iowa Fidelity Life Insurance Company - Insurance (AZ) (100%
                   Voting Common)
                 Western Reserve Life Assurance Company of Ohio - Insurance
                   (OH) (100%)
                      WRL Series Fund, Inc. - Mutual fund (MD)
                 Monumental Life Insurance Company - Insurance (MD) (100%)
                      Monumental General Casualty Company - Insurance (MD)
                        (100%)
                      United Financial Services, Inc. - General Agency (MD)
                        (100%)
                      Bankers Financial Life Insurance Company - Insurance (AZ) The Whitestone Corporation - Insurance agency (MD) (100%)
                 Cadet Holding Corp. - Holding company  (IA) (100%)

            AUSA Holding Company - Holding company (MD) (100%)
                 Monumental General Insurance Group, Inc. - Holding company
                   (MD) (100%)
                     Monumental General Administrators, Inc. - Provides
                       management services to unaffiliated third party administrator (MD) (100%)
                      Executive Management and Consultant Services, Inc. -
                        Provides actuarial consulting services  (MD) (100%)
                 Monumental General Mass Marketing, Inc. - Marketing arm for
                   sale of mass marketed insurance coverages (MD) (100%)
                 AUSA Financial Markets, Inc. - Marketing (IA) (100%) Universal Benefits Corporation - Third party administrator
                   (IA) (100%)
                 Investors Warranty of America, Inc. - Provider of automobile extended maintenance contracts (IA) (100%)
                 Massachusetts Fidelity Trust Company - Trust company (IA)
                   (100%)
                 Money Services, Inc. - Provides financial counseling for
                   employees and agents of affiliated companies (DE) (100%)
                 Zahorik Company, Inc. - Broker-dealer  (CA) (100%)
                      ZCI, Inc. (AL) (100%)
                 Intersecurities, Inc. - Broker-dealer  (DE) (100%)

                      ISI Insurance Agency Inc. & its Subsidiaries  - Insurance
                        agency (CA) (100%)
                      Associated Mariner Financial Group, Inc. - Holding company management services (MI) (100%)
                      Mariner Financial Services, Inc. - Broker/Dealer (MI)
                        (100%)
                        Mariner/ISI Planning Corporation - Financial planning
                          (MI) (100%)
                      Associated Mariner Agency, Inc. and its Subsidiaries-
                        Insurance agency (MI) (100%)
                      Mariner Mortgage Corporation - Mortgage origination (MI)
                        (100%)
                 Idex Investor Services, Inc. - Shareholder services (FL) (100%) Idex Management, Inc. - Investment advisor (DE) (50%)
                     Idex Series Fund - Mutual fund (MA)
                 Transunion Casualty Company - Insurance (IA) (100%)
                 AUSA Institutional Marketing Group, Inc. - Insurance agency
                   (MN) (100%)
                 Colorado Annuity Agency, Inc. - Insurance agency (MN) (100%) Diversified Investment Advisors, Inc. - Registered investment advisor (DE) (100%)
                      Diversified Investors Securities Corporation - Broker-
                        dealer  (DE) (100%)
                 AEGON USA Securities, Inc. - Broker-dealer (IA) (100%)
                      AEGON USA Managed Portfolios, Inc. - Mutual fund (MD)
                 American Forum for Fiscal Fitness, Inc. - Marketing (IA) (100%) Supplemental Insurance Division, Inc. - Insurance (TN) (100%) Creditor Resources, Inc. - Credit insurance (MI) (100%)
                      CRC Creditor Resources Canadian Dealer Network Inc. -
                        Insurance agency (Canada)
                 AEGON USA Investment Management, Inc. - Investment advisor (IA)
                   (100%)
                 AEGON USA Realty Advisors, Inc. - Provides real estate
                   administrative and real estate investment services (IA)
                    (100%)
                      QUANTRA Corporation - (DE) (100%)
                        QUANTRA Software Corporation - (DE) (100%)
                      Landauer Realty Advisors, Inc. - Real estate counseling
                        (IA) (100%)
                      Landauer Associates, Inc. - Real estate counseling (DE)
                        (100%)
                      AEGON USA Realty Management, Inc. - Real estate management
                        (IA) (100%)
                      Realty Information Systems, Inc. - Information systems for real estate investment management (IA) (100%)
                      USP Real Estate Investment Trust - Real estate investment
                        trust (IA)
                      Cedar Income Fund Ltd. - Real estate investment trust (IA)

Item 27. NUMBER OF CONTRACTOWNERS.


         As of September 30, 1997, 8,469 non-qualified contracts and 11,232 qualified contracts were In Force.


Item 28. INDEMNIFICATION

         Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW

                    Section 1701.13 Authority of corporation.

     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

          (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

          (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

          (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

          (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

          (c) By the shareholders;

          (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

               (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

               (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

          (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

     (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER


         (a) InterSecurities, Inc. ("ISI"), formerly known as Idex Distributors, Inc. and before that, as Pioneer Western Distributors, Inc., also currently distributes securities of WRL Series Life Account and the IDEX Series Fund managed by Idex Management, Inc., an affiliate of ISI.


         (b)  Directors and Officers of ISI

                             PRINCIPAL                POSITION AND OFFICES
         NAME             BUSINESS ADDRESS              WITH UNDERWRITER
         ----             ----------------            --------------------

  John R. Kenney                 (1)                  Chairman of the Board

  G. John Hurley                 (1)                  Director, President
                                                      and Chief Executive
                                                      Officer

  William H. Geiger              (1)                  Director and Secretary

  Thomas R. Moriarty             (1)                  Senior Vice President

  William G. Cummings            (1)                  Vice President and
                                                      Treasurer

  --------------------------
  (1)  201 Highland Avenue, Largo, Florida 33770


         (c)  Compensation to Principal Underwriter

              Not Applicable

Item 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, or other documents required to be maintained by
         Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 201 Highland Avenue, Largo, Florida 33770.

Item 31. MANAGEMENT SERVICES

         Not Applicable

Item 32. UNDERTAKINGS

         Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Item 33. SECTION 403(B)(11) REPRESENTATION

         Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of
         Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

         TEXAS ORP REPRESENTATION

         The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Largo, State of Florida, on this 22nd day of December, 1997.

                                   WRL SERIES ANNUITY ACCOUNT
                                  (Registrant)

                                   By: /s/ JOHN R. KENNEY
                                   -----------------------
                                   John R. Kenney, Chairman of the
                                   Board, Chief Executive Officer
                                   and President of Western
                                   Reserve Life Assurance Co. of Ohio

                                   WESTERN RESERVE LIFE ASSURANCE
                                   CO. OF OHIO
                                   (Depositor)

                                   By: /s/ JOHN R. KENNEY
                                   ----------------------
                                   John R. Kenney, Chairman of
                                   the Board, Chief Executive
                                   Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                    TITLE                      DATE

 /s/ JOHN R. KENNEY         Chairman of the Board,      December 22, 1997
------------------------    Chief Executive Officer
John R. Kenney              and President
                            (Principal Executive
                            Officer)


/s/ ALLAN J. HAMILTON      Vice President, Treasurer   December 22, 1997
-----------------------    and Controller
Allan J. Hamilton


/s/ ALAN M. YAEGER         Executive Vice President,   December 22, 1997
-----------------------
Alan M. Yaeger              Actuary and Chief
                            Financial Officer


/s/ PATRICK S. BAIRD       Director                    December 22, 1997
-----------------------
Patrick S. Baird *

/s/ LYMAN H. TREADWAY      Director                    December 22, 1997
-----------------------
Lyman H. Treadway /

/s/JACK E. ZIMMERMAN       Director                    December 22, 1997
-----------------------
Jack E. Zimmerman *

/s/ JAMES R. WALKER        Director                    December 22, 1997
-----------------------
James R. Walker *

* /s/ THOMAS E. PIERPAN
-----------------------
Signed by Thomas E. Pierpan
As Attorney-in-fact

                                 EXHIBIT INDEX


EXHIBIT                                                               PAGE
-------                                                               ----

10(a)               Consent of Sutherland, Asbill & Brennan LLP.

10(b)               Consent of Ernst & Young LLP.

10(c)               Consent of Price Waterhouse LLP.